Lincoln ChoicePlus
Lincoln Life Variable Annuity
Account N Individual Variable Annuity Contract

Home Office:
Lincoln National Life Insurance Company
1300 South Clinton Street
P.O. Box 7866
Fort Wayne, IN 46801
www.LincolnLife.com

This prospectus describes the individual flexible premium deferred variable an-nuity contract that is issued by Lincoln National Life Insurance Company (Lin-coln Life). The contract is for use with nonqualified plans and retirement plans qualified under Section 408 of the tax code (IRAs) and Section 408A (Roth
IRA). In the future, we may offer the contract for other qualified plans. Gen-erally, you do not pay federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death ben-efit.

The minimum initial purchase payment for the contract is:

1. $10,000 for a nonqualified plan; and

2. $2,000 for a qualified plan.

Additional purchase payments may be made to the contract and must be at least $100 per payment.

You choose whether your contract value accumulates on a variable or fixed (guaranteed) basis or both. If you put all your purchase payments into the fixed account, we guarantee your principal and a minimum interest rate. We limit transfers from the fixed side of the contract. A Market Value Adjustment
(MVA)
may be applied to any surrender or transfer from the fixed account before the expiration date of a guaranteed period.

All purchase payments for benefits on a variable basis will be placed in Lin-coln Life Variable Annuity Account N (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. If you put all or some of your purchase payments into one or more of the contract's variable options, you take all of the investment risk on the contract value and the retirement in-come. If the subaccounts you select make money, your contract value goes up; if they lose money, your contract value goes down. How much the contract value goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Al-so, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.

The available funds are listed below:

AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation Fund
  AIM V.I Growth Fund
  AIM V.I. International Equity Fund
  AIM V.I. Value Equity Fund
Alliance Variable Products Series Fund (Class B):
  Alliance Premier Growth Portfolio
  Alliance Growth and Income Portfolio
  Alliance Growth Portfolio
  Alliance Technology Portfolio
American Funds Insurance Series (AFIS) also known as American Variable Insur-ance Series (AVIS) (Class 2):
  AFIS Global Small Capitalization Fund
  AFIS Growth Fund
  AFIS International Fund
  AFIS Growth-Income Fund
Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust):
  Deutsche VIT Equity 500 Index Fund
Delaware Group Premium Fund (Standard Class):
  Delaware Premium Growth & Income Series
  Delaware Premium High Yield Series (formerly Delchester)
  Delaware Premium Emerging Markets Series
  Delaware Premium Select Growth Series
  Delaware Premium REIT Series
  Delaware Premium Small Cap Value Series
  Delaware Premium Social Awareness Series
  Delaware Premium Trend Series
Variable Insurance Products Fund (Initial Class):
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP Overseas Portfolio
Variable Insurance Products Fund III (Initial Class):
  Fidelity VIP III Growth Opportunities Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2):
  Franklin Small Cap Securities Fund
  Franklin Mutual Shares Securities Fund

  Templeton Growth Securities Fund (formerly Global Growth)
  Templeton International Securities Fund
Liberty Variable Investment Trust:
  Newport Tiger Fund
Lincoln National:
  Bond Fund
  Money Market Fund
MFS(R) Variable Insurance Trust:
  MFS Emerging Growth Series
  MFS Research Series
  MFS Total Return Series
  MFS Utilities Series

The following eight investment options are no longer available for allocation for purchase payments under Contracts issued on or after February 22, 2000. However, contractowners who purchased a Contract prior to February 22, 2000 may continue to allocate purchase payments or contract value to these investment options. It is currently anticipated that during the fourth quarter of 2000, we will close and replace these eight funds. See page 14 for further information.

Delaware Group Premium Fund, Inc.:
  Delaware Premium Devon Series
  Delaware Premium International Equity Series

Dreyfus Variable Investment Fund:
  Dreyfus Small Cap Portfolio

Kemper Variable Series:
  Kemper Small Cap Growth Portfolio
  Kemper Government Securities Portfolio

Liberty Variable Investment Trust:
  Colonial U.S. Growth & Income Fund

OCC Accumulation Trust:
  OCC Global Equity Portfolio
  OCC Managed Portfolio

This Prospectus gives you information about the contract that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that are attached, and keep these pro-spectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offence.

You can obtain a Statement of Additional Information (SAI), dated the same date as this Prospectus about the contracts that has more information. Its terms are made part of this Prospectus. For a free copy, write: Lincoln National Life In-surance Company, P.O. Box 7866, Fort Wayne, Indiana 46801, or call 1-888-868-2583. The SAI and other information about Lincoln Life and Account N are also available on the SEC's web site (http:\\www.sec.gov). There is a table of con-tents for the SAI on the last page of this Prospectus.

May 1, 2000

Table of Contents

                                             Page
-------------------------------------------------
Special terms                                  3
-------------------------------------------------
Expense tables                                 4
-------------------------------------------------
Summary                                        9
-------------------------------------------------
Condensed financial information for the VAA   10
-------------------------------------------------
Investment results                            13
-------------------------------------------------
Financial statements                          13
-------------------------------------------------
Lincoln National Life Insurance Company       13
-------------------------------------------------
Variable annuity account (VAA)                13
-------------------------------------------------
Investments of the variable annuity account   13
-------------------------------------------------
Charges and other deductions                  17
-------------------------------------------------
The contracts                                 19
-------------------------------------------------
Annuity payouts                               23
-------------------------------------------------


                                             Page
-------------------------------------------------
Fixed side of the contract                    24
-------------------------------------------------
Federal tax matters                           26
-------------------------------------------------
Voting rights                                 29
-------------------------------------------------
Distribution of the contracts                 29
-------------------------------------------------
Return privilege                              29
-------------------------------------------------
State regulation                              30
-------------------------------------------------
Records and reports                           30
-------------------------------------------------
Other information                             30
-------------------------------------------------
Statement of additional information
Table of contents for Lincoln Life Variable
Annuity Account N Lincoln ChoicePlus         B-1
-------------------------------------------------

Special terms

(We have italicized the terms that have special meaning throughout the Pro-spectus).

Account or variable annuity account (VAA)--The segregated investment account, Account N, into which Lincoln Life sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

Accumulation unit--A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant--The person upon whose life the annuity benefit payments are based and made to after the annuity commencement date.

Annuity commencement date--The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout--An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis or a combination of both.

Annuity unit--A measure used to calculate the amount of annuity payouts after the annuity commencement date. See Annuity payouts.

Beneficiary--The person you choose to receive any death benefit paid if you die before the annuity commencement date.

Contractowner (you, your, owner)--The person who has the ability to exercise the rights within the contract (e.g., decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the owner is the annuitant.



Contract value--At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year--Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit--An amount payable to your designated beneficiary if the owner dies before the annuity commencement date.

Free amount--The amount that can be withdrawn each contract year without in-curring a surrender charge. The free amount is equal to 15% of the total Pur-chase Payments.

Lincoln Life (we, us, our)--The Lincoln National Life Insurance Company.

Purchase payments--Amounts paid into the contract.

Subaccount--The portion of the VAA that reflects investments in accumulation and annuity units of a particular fund available under the contracts.

Valuation date--Each day the New York Stock Exchange (NYSE) is open for trad-ing.

Valuation period--The period starting at the close of trading (currently, nor-mally, 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense tables

Summary of contractowner expenses:

  The maximum surrender charge (contingent deferred sales charge) as a per-centage of purchase payments surrendered/withdrawn: 7%

Account fee: $35
Transfer fee: $10

The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or with-drawal. We may waive this charge in certain situations. See Charges and other deductions--Surrender charge.

A market value adjustment (MVA) may be applied to the amount being surrendered or transferred (except for dollar cost averaging and account rebalancing) from a fixed account guaranteed period amount. See Fixed side of the contract.

The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year.

The transfer charge will not be imposed on the first 12 transfers during a con-tract year. We reserve the right to charge a $10 fee for the 13th and each ad-ditional transfer during any contract year. Automatic dollar cost averaging and automatic rebalancing transfers are not included in these first twelve trans-fers.

--------------------------------------------------------------------------------
Account N annual expenses for Lincoln ChoicePlus subaccounts:
(as a percentage of average daily net assets)

Mortality and expense risk charge                           1.25%
Administrative charge                                        .15%
                                                            -----
Total annual charge for each Lincoln ChoicePlus subaccount  1.40%

Fund Annual expenses of the funds for the year ended December 31, 1999:
(as a percentage of each fund's average net assets):

                                                 Management              Other                 Total
                                                 Fees (after any         Expenses (after       Expenses (after
                                                 waivers/        + 12b-1 any waivers/          any waivers/
                                                 reimbursements)   Fees  + reimbursements) =   reimbursements)
--------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    0.62%       N/A          0.11%                0.73%
--------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                  0.63        N/A          0.10                 0.73
--------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                    0.75        N/A          0.22                 0.97
--------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                   0.61        N/A          0.15                 0.76
--------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio (class B)                   0.75        0.25         0.12                 1.12
--------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio (class B)        0.63        0.25         0.09                 0.97
--------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio (class B)           1.00        0.25         0.04                 1.29
--------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio (class B)               0.71        0.25         0.24                 1.20
--------------------------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund (class 2)       0.78        0.25         0.03                 1.06
--------------------------------------------------------------------------------------------------------------
AFIS Growth Fund (class 2)                            0.38        0.25         0.01                 0.64
--------------------------------------------------------------------------------------------------------------
AFIS International Fund (class 2)                     0.55        0.25         0.05                 0.85
--------------------------------------------------------------------------------------------------------------
AFIS Growth-Income Fund (class 2)                     0.34        0.25         0.01                 0.60
--------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund/1/                 0.14        N/A          0.16                 0.30
--------------------------------------------------------------------------------------------------------------
Delaware Premium Growth and Income Series
 (Standard class)/2/                                  0.60        N/A          0.11                 0.71
--------------------------------------------------------------------------------------------------------------
Delaware Premium High Yield Series (formerly
 Delchester) (Standard class)/2/                      0.65        N/A          0.07                 0.72
--------------------------------------------------------------------------------------------------------------
Delaware Premium Devon Series (Standard
 class)/2/                                            1.65        N/A          0.10                 1.75
--------------------------------------------------------------------------------------------------------------
Delaware Premium Emerging Markets Series
 (Standard class)/2/                                  1.19        N/A          0.28                 1.47
--------------------------------------------------------------------------------------------------------------
Delaware Premium International Equity Series
 (Standard class)/2/                                  0.83        N/A          0.09                 0.92
--------------------------------------------------------------------------------------------------------------
Delaware Premium REIT Series (Standard                0.64        N/A          0.21                 0.85
  class)/2/
--------------------------------------------------------------------------------------------------------------
Delaware Premium Select Growth Series (Standard       0.75        N/A          0.06                 0.81
  class)/2/
--------------------------------------------------------------------------------------------------------------
Delaware Premium Small Cap Value Series
 (Standard class)/2/                                  0.75        N/A          0.10                 0.85
--------------------------------------------------------------------------------------------------------------

                                                 Management              Other               Total
                                                 Fees (after any         Expenses (after     Expenses (after
                                                 waivers/          12b-1 any waivers/        any waivers/
                                                 reimbursements) + Fees  reimbursements) =   reimbursements)
------------------------------------------------------------------------------------------------------------
Delaware Premium Social Awareness Series              0.70%       N/A         0.15%               0.85%
  (Standard class)/2/
------------------------------------------------------------------------------------------------------------
Delaware Premium Trend Series (Standard               0.75        N/A         0.07                0.82
  class)/2/
------------------------------------------------------------------------------------------------------------
Dreyfus Variable Fund Small Cap Portfolio             0.75        N/A         0.03                0.78
------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (Initial         0.48        N/A         0.09                0.57
  class)/3/
------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (Initial                0.58        N/A         0.0                 0.66
  class)/3/
------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (Initial              0.73        N/A         0.18                0.91
  class)/3/
------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio       0.58        N/A         0.11                0.69
  (Initial class)/3/
------------------------------------------------------------------------------------------------------------
Franklin Small Cap Securities Fund (class             0.55        0.25        0.27                1.07
  2)/4/,/9/
------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund (class         0.60        0.25        0.19                1.04
  2)/5/,/9/
------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (formerly            0.83        0.25        0.05                1.13
  Global Growth) (class 2)/7/,/8/,/9/
------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund (class        0.69        0.25        0.19                1.13
  2)/6/,/9/
------------------------------------------------------------------------------------------------------------
Kemper KVS Small Cap Growth Portfolio                 0.65        N/A         0.06                0.71
------------------------------------------------------------------------------------------------------------
Kemper KVS Government Securities Portfolio            0.55        N/A         0.08                0.63
------------------------------------------------------------------------------------------------------------
Liberty Variable Trust Colonial U.S. Growth &         0.80        N/A         0.08                0.88
  Income Fund
------------------------------------------------------------------------------------------------------------
Liberty Variable Trust Newport Tiger Fund             0.49        N/A         0.31                1.21
------------------------------------------------------------------------------------------------------------
Lincoln National Bond Fund                            0.45        N/A         0.08                0.53
------------------------------------------------------------------------------------------------------------
Lincoln National Money Market Fund                    0.48        N/A         0.11                0.59
------------------------------------------------------------------------------------------------------------
MFS Variable Trust Emerging Growth Series/10/         0.75        N/A          .09                0.84
------------------------------------------------------------------------------------------------------------
MFS Variable Trust Research Series/10/                0.75        N/A         0.11                0.86
------------------------------------------------------------------------------------------------------------
MFS Variable Trust Total Return Series/10/            0.75        N/A         0.15                0.90
------------------------------------------------------------------------------------------------------------
MFS Variable Trust Utilities Series/10/               0.75        N/A         0.16                0.91
------------------------------------------------------------------------------------------------------------
OCC Trust Global Equity Portfolio                     0.80        N/A         0.30                1.10
------------------------------------------------------------------------------------------------------------
OCC Trust Managed Portfolio                           0.77        N/A         0.06                0.83
------------------------------------------------------------------------------------------------------------

(1) Under the Advisory Agreement with Bankers Trust Company (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.30% of average daily net assets. Without the reimbursement to the Funds for the year ended 12/31/99 total expenses would have been 0.43% for the Equity 500 Index Fund.

(2) Effective May 1, 2000 through October 31, 2000, Delaware Management Compa-ny, "DMC" has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.80% for Devon, High Yield and Growth and Income; 0.85% for REIT, Select Growth, Small Cap Value, Social Awareness and Trend; 0.95% for Interna-tional Equity; 1.50% for Emerging Markets. Without such an arrangement, the total operating expenses would have been 0.96% for REIT, 0.90% for Social Awareness, 0.94% for International and 1.53% for Emerging Markets. DMC vol-untarily elected to cap its management fee for the Growth and Income Series at 0.60% indefinitely.

(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or Fidelity Management & Research, "FMR" on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. The total operating expenses, after reimbursement would have been: Equity-Income 0.56%; Growth 0.65%; Growth Opportunities 0.68%.

(4) On 2/8/00, a merger and reorganization was approved that combined the as-sets of the fund with a similar fund of the Templeton Variable Products Se-ries Fund, effective 5/01/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The ta-ble shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Distri-bution and Service Fees 0.25%, Other Expenses 0.27% and Total Fund Operat-ing Expenses 1.07%.

(5) On 2/8/00, a merger and reorganization was approved that combined the as-sets of the fund with a similar fund of the Templeton Variable Products Se-ries Fund, effective 5/01/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Ex-penses 0.19% and Total Fund Operating Expenses 1.04%.

(6) On 2/8/00, a merger and reorganization was approved that combined the as-sets of the fund with a similar fund of the Templeton International Equity Fund, effective 5/01/00. The shareholders of that fund approved new manage-ment fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's ex-penses after 5/1/00 would be estimated as: Management Fees 0.65%, Distribu-tion and Service Fees 0.25%, Other Expenses 0.20% and Total Fund Operating Expenses 1.10%.

(7) On 2/8/00, a merger and reorganization was approved that combined the as-sets of the fund with a similar fund of the Templeton Variable Products Se-ries Fund, effective 5/01/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined as-sets, the fund's expenses after 5/1/00 would be estimated as: Management
  Fees 0.80%, Distribution and Service Fees 0.25%, Other Expenses 0.05% and Total Fund Operating Expenses 1.10%.

(8) The Fund administration fee is paid indirectly through the management fee.

(9) The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

(10) Each series has an expense offset arrangement which reduces the series' custodian fee based on the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangement and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had the fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.83% for Emerging Growth Series; 0.85% for Research Se-ries; 0.89% for Total Return Series; 0.90% for Utilities Series.

EXAMPLES
(expenses of the subaccounts and the funds)
If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                           1 year 3 years 5 years 10 years
------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                          $92    $117    $144     $246
------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                         92     118     146      249
------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                           94     124     156      270
------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                          92     118     146      249
------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                            97     134     172      302
------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                         94     124     156      270
------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                    96     128     164      285
------------------------------------------------------------------------------------------
Alliance Technology Portfolio                                96     131     168      293
------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund                        95     127     161      279
------------------------------------------------------------------------------------------
AFIS Growth Fund                                             91     114     140      237
------------------------------------------------------------------------------------------
AFIS International Fund                                      93     120     150      258
------------------------------------------------------------------------------------------
AFIS Growth-Income Fund                                      90     113     138      232
------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                           87     104     122      201
------------------------------------------------------------------------------------------
Delaware Premium Growth and Income Series                    91     116     143      244
------------------------------------------------------------------------------------------
Delaware Premium High Yield Series (formerly Delchester)     92     116     144      245
------------------------------------------------------------------------------------------
Delaware Premium Devon Series                                92     117     145      248
------------------------------------------------------------------------------------------
Delaware Premium Emerging Markets Series                     99     139     181      319
------------------------------------------------------------------------------------------
Delaware Premium International Equity Series                 94     122     154      265
------------------------------------------------------------------------------------------
Delaware Premium REIT Series                                 93     120     150      258
------------------------------------------------------------------------------------------
Delaware Premium Select Growth Series                        92     119     148      254
------------------------------------------------------------------------------------------
Delaware Premium Small Cap Value Series                      93     120     150      258
------------------------------------------------------------------------------------------
Delaware Premium Social Awareness Series                     93     120     150      258
------------------------------------------------------------------------------------------
Delaware Premium Trend Series                                93     119     149      255
------------------------------------------------------------------------------------------
Dreyfus Variable Fund Small Cap Portfolio                    92     118     147      251
------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                         90     112     136      229
------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                91     115     141      239
------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                              93     122     153      264
------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio              91     115     142      242
------------------------------------------------------------------------------------------
Franklin Small Cap Securities Fund                           95     127     161      280
------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                       95     126     160      277
------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (formerly Global Growth)    96     129     164      286
------------------------------------------------------------------------------------------
Templeton International Securities Fund                      96     129     164      286
------------------------------------------------------------------------------------------
Kemper KVS Small Cap Growth Portfolio                        91     116     143      244
------------------------------------------------------------------------------------------
Kemper KVS Government Securities Portfolio                   91     114     139      236
------------------------------------------------------------------------------------------
Liberty Variable Trust Colonial U.S. Growth & Income Fund    93     121     152      261
------------------------------------------------------------------------------------------
Liberty Variable Trust Newport Tiger Fund                    96     131     168      294
------------------------------------------------------------------------------------------
Lincoln National Bond Fund                                   90     111     134      225
------------------------------------------------------------------------------------------
Lincoln National Money Market Fund                           90     112     137      231
------------------------------------------------------------------------------------------
MFS Variable Trust Emerging Growth Series                    93     120     150      257
------------------------------------------------------------------------------------------
MFS Variable Trust Research Series                           93     121     151      259
------------------------------------------------------------------------------------------
MFS Variable Trust Total Return Series                       93     122     153      263
------------------------------------------------------------------------------------------
MFS Variable Trust Utilities Series                          93     122     153      264
------------------------------------------------------------------------------------------
OCC Trust Global Equity Portfolio                            95     128     163      283
------------------------------------------------------------------------------------------
OCC Trust Managed Portfolio                                  93     120     149      256
------------------------------------------------------------------------------------------

If you do not surrender your contract, or if you annuitize, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return.

                                                           1 year 3 years 5 years 10 years
------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                          $22     $67    $114     $246
------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                         22      68     116      249
------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                           24      74     126      270
------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                          22      68     116      249
------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                            27      84     142      302
------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                         24      74     126      270
------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                    26      78     134      285
------------------------------------------------------------------------------------------
Alliance Technology Portfolio                                26      81     138      293
------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund                        25      77     131      279
------------------------------------------------------------------------------------------
AFIS Growth Fund                                             21      64     110      237
------------------------------------------------------------------------------------------
AFIS International Fund                                      23      70     120      258
------------------------------------------------------------------------------------------
AFIS Growth-Income Fund                                      20      63     108      232
------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                           17      54      92      201
------------------------------------------------------------------------------------------
Delaware Premium Growth and Income Series                    21      66     113      244
------------------------------------------------------------------------------------------
Delaware Premium High Yield Series (formerly Delchester)     22      66     114      245
------------------------------------------------------------------------------------------
Delaware Premium Devon Series                                22      67     115      248
------------------------------------------------------------------------------------------
Delaware Premium Emerging Markets Series                     29      89     151      319
------------------------------------------------------------------------------------------
Delaware Premium International Equity Series                 24      72     124      265
------------------------------------------------------------------------------------------
Delaware Premium REIT Series                                 23      70     120      258
------------------------------------------------------------------------------------------
Delaware Premium Select Growth Series                        22      69     118      254
------------------------------------------------------------------------------------------
Delaware Premium Small Cap Value Series                      23      70     120      258
------------------------------------------------------------------------------------------
Delaware Premium Social Awareness Series                     23      70     120      258
------------------------------------------------------------------------------------------
Delaware Premium Trend Series                                23      69     119      255
------------------------------------------------------------------------------------------
Dreyfus Variable Fund Small Cap Portfolio                    22      68     117      251
------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                         20      62     106      229
------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                21      65     111      239
------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                              23      72     123      264
------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio              21      65     112      242
------------------------------------------------------------------------------------------
Franklin Small Cap Securities Fund                           25      77     131      280
------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                       25      76     130      277
------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (formerly Global Growth)    26      79     134      286
------------------------------------------------------------------------------------------
Templeton International Securities Fund                      26      79     134      286
------------------------------------------------------------------------------------------
Kemper KVS Small Cap Growth Portfolio                        21      66     113      244
------------------------------------------------------------------------------------------
Kemper KVS Government Securities Portfolio                   21      64     109      236
------------------------------------------------------------------------------------------
Liberty Variable Trust Colonial U.S. Growth & Income Fund    23      71     122      261
------------------------------------------------------------------------------------------
Liberty Variable Trust Newport Tiger Fund                    26      81     138      294
------------------------------------------------------------------------------------------
Lincoln National Bond Fund                                   20      61     104      225
------------------------------------------------------------------------------------------
Lincoln National Money Market Fund                           20      62     107      231
------------------------------------------------------------------------------------------
MFS Variable Trust Emerging Growth Series                    23      70     120      257
------------------------------------------------------------------------------------------
MFS Variable Trust Research Series                           23      71     121      259
------------------------------------------------------------------------------------------
MFS Variable Trust Total Return Series                       23      72     123      263
------------------------------------------------------------------------------------------
MFS Variable Trust Utilities Series                          23      72     123      264
------------------------------------------------------------------------------------------
OCC Trust Global Equity Portfolio                            25      78     133      283
------------------------------------------------------------------------------------------
OCC Trust Managed Portfolio                                  23      70     119      256
------------------------------------------------------------------------------------------

We provide these examples to help you understand the direct and indirect costs and expenses of the contract.

For more information, see Charges and other deductions in this Prospectus, and in the Prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. These examples should not be considered a repre-sentation of past or future expenses. Actual expenses may be more or less than those shown.

Summary

What kind of contract am I buying? It is an individual annuity contract be-tween you and Lincoln Life. It may provide for a fixed annuity and/or a vari-able annuity. This Prospectus describes the variable side of the contract. See The contracts.

What is the variable annuity account (VAA)? It is a separate account we estab-lished under Indiana insurance law, and registered with the SEC as a unit in-vestment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See Variable annuity account (VAA).

What are my investment choices? Based upon your instruction, the VAA applies purchase payments to buy shares in one or more of the investment options: See Investments of the variable annuity account--Description of Funds.

Who invests purchase payments? Several different investment advisors manage the investment options. See Investments of the variable annuity account--In-vestment advisors.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you later decide to receive retirement income pay-ments, your accumulation units are converted to annuity units. Your retirement income payments will be based on the number of annuity units you received and the value of each annuity unit on payout days. See Charges and other deduc-tions--The contracts.

What charges do I pay under contract? If you withdraw contract value, you pay a surrender or withdrawal charge which may range from 0% to 7% of the surrendered or withdrawn Purchase Payments, depending upon how many contract years those payments have been in the contract. We may waive surrender charges in certain situations. See Charges and other deductions--Surrender charge.

We charge an account fee of $35 per contract year if the contract value is less than $100,000.

We reserve the right to charge a $10 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging and automatic rebalancing program transfers.

The surrender or transfer of value from a fixed account guaranteed period may be subject to a market value adjustment (MVA). See Fixed side of the contract.

We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

We apply an annual charge totaling 1.40% to the daily net asset value of the VAA. This charge includes 0.15% as an administrative charge and 1.25% as a mortality and expense risk charge. See Charges and other deductions. We may waive these charges in certain situations.

The fund's investment management fees, expenses and expense limitations, if applicable, are more fully described in the Prospectuses for the funds.

What purchase payments do I make, and how often? Subject to minimum and maximum purchase payment amounts, your purchase payments are completely flexible. See--The contracts--Purchase payments.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving retirement income payments from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts--Annuity Options.

Remember that participants in the VAA benefit from any gain, and take a risk of any loss in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your beneficiary will receive the greatest of the purchase payments (minus withdrawals), contract value or the highest contract value as of the most recent contract year occurring on or be-fore your 80th birthday. Your beneficiary has options as to how the death ben-efit is paid. See The Contracts--Death benefit before the annuity commencement date.

May I transfer contract value among variable options and between the fixed side and variable side of the contract? Yes, with certain limits. See The con-tracts--Transfers between subaccounts on or before the annuity commencement date; Transfers after the annuity commencement date; and Transfers to and from a Fixed Account on or before the annuity commencement date.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts--Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. In addition, if you decide to take a distribution before age 59 1/2, a 10% Inter-nal Revenue Service (IRS) tax penalty may apply. A surrender or withdrawal may also be subject to 20% withholding. See Federal tax matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first received the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on purchase payments you allo-cate to the variable side of the contract. See Return privilege.

Condensed financial information for the variable annuity account

Accumulation unit values

The following information relating to accumulation unit values and number of accumulation units for the Lincoln ChoicePlus subaccounts for the following pe-riods ended December 31, come from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are all included in the SAI.

                                                                  *1998    1999
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AIM V.I. Growth Fund Accumulation unit value
 . Beginning of period.........................................  $10.000 $11.112
 . End of period...............................................   11.112  14.816
Number of accumulation units
 . End of period (000s omitted)................................       25   1,650
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AIM V.I. International Equity Fund Accumulation unit value
Beginning of period...........................................  $10.000 $10.278
 . End of period...............................................   10.278  15.710
Number of accumulation units
 . End of period (000s omitted)................................        7     686
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AIM V.I. Value Equity Fund Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.937
 . End of period...............................................   10.937  14.003
Number of accumulation units
 . End of period (000s omitted)................................       37   3,157
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Deutsche VIT Equity 500 Index Fund Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.353
 . End of period...............................................   10.353  12.299
Number of accumulation units
 . End of period (000s omitted)................................       91   3,772
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Delaware Premium Growth and Income Series
Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.021
 . End of period...............................................   10.021   9.580
Number of accumulation units
 . End of period (000s omitted)................................       23     806
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Delaware Premium High Yield Series (formerly Delchester)
 Accumulation unit value
 . Beginning of period.........................................  $10.000 $ 9.970
 . End of period...............................................    9.970   9.575
Number of accumulation units
 . End of period (000s omitted)................................       41     637
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Delaware Premium Devon Series Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.313
 . End of period...............................................   10.313   9.138
Number of accumulation units
 . End of period (000s omitted)................................       44     975
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Delaware Premium Emerging Markets Series Accumulation unit
 value
 . Beginning of period.........................................  $10.000 $ 9.268
 . End of period...............................................    9.268  13.551
Number of accumulation units
 . End of period (000s omitted)................................        2      99
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Delaware Premium International Equity Series Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.152
 . End of period...............................................   10.152  11.574
Number of accumulation units
 . End of period (000s omitted)................................        2     314
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Delaware Premium REIT Series Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.119
 . End of period...............................................   10.119   9.718
Number of accumulation units
 . End of period (000s omitted)................................        9      73
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Delaware Premium Small Cap Value Series Accumulation unit
 value
 . Beginning of period.........................................  $10.000 $10.489
 . End of period...............................................   10.489   9.841
Number of accumulation units
 . End of period (000s omitted)................................       17     319
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                                                                  *1998    1999
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Delaware Premium Social Awareness Series Accumulation unit
 value
 . Beginning of period.........................................  $10.000 $10.659
 . End of period...............................................   10.659  11.870
Number of accumulation units
 . End of period (000s omitted)................................       55     611
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Delaware Premium Trend Series Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.854
 . End of period...............................................   10.854  18.244
Number of accumulation units
 . End of period (000s omitted)................................        7     878
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Dreyfus Variable Fund Small Cap Portfolio Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.715
 . End of period...............................................   10.715  13.012
Number of accumulation units
 . End of period (000s omitted)................................       13     296
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Fidelity VIP Equity-Income Portfolio Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.101
 . End of period...............................................   10.101  10.588
Number of accumulation units
 . End of period (000s omitted)................................       37   1,473
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Fidelity VIP Growth Portfolio Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.605
 . End of period...............................................   10.605  14.360
Number of accumulation units
 . End of period (000s omitted)................................       43   2,654
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Fidelity VIP Overseas Portfolio Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.106
 . End of period...............................................   10.106  14.210
Number of accumulation units
 . End of period (000s omitted)................................       13     628
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Fidelity VIP Growth Opportunities Portfolio Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.389
 . End of period...............................................   10.389  10.677
Number of accumulation units
 . End of period (000s omitted)................................       64   1,770
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Lincoln National Bond Fund Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.095
 . End of period...............................................   10.095   9.631
Number of accumulation units
 . End of period (000s omitted)................................       46   1,260
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Lincoln National Money Market Fund Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.034
 . End of period...............................................   10.034  10.364
Number of accumulation units
 . End of period (000s omitted)................................      348   1,721
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MFS Variable Trust Emerging Growth Series Accumulation unit value
 . Beginning of period.........................................  $10.000 $11.242
 . End of period...............................................   11.242  19.557
Number of accumulation units
 . End of period (000s omitted)................................        6   1,212
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MFS Variable Trust Research Series Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.586
 . End of period...............................................   10.586  12.928
Number of accumulation units
 . End of period (000s omitted)................................        8     631
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MFS Variable Trust Total Return Series Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.136
 . End of period...............................................   10.136  10.303
Number of accumulation units
 . End of period (000s omitted)................................       51   1,271
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Kemper KVS Small Cap Growth Portfolio Accumulation unit value
 . Beginning of period.........................................  $10.000 $11.014
 . End of period...............................................   11.014  14.602
Number of accumulation units
 . End of period (000s omitted)................................        4     405
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                                                                 *1998    1999
------------------------------------------------------------------------------
Kemper KVS Government Securities Portfolio Accumulation unit value
 . Beginning of period......................................... $10.000 $10.032
 . End of period...............................................  10.032   9.962
Number of accumulation units
 . End of period (000s omitted)................................      77   1,219
------------------------------------------------------------------------------
Liberty Variable Trust Newport Tiger Fund Accumulation unit
 value
 . Beginning of period......................................... $10.000 $ 9.923
 . End of period...............................................   9.923  16.441
Number of accumulation units
 . End of period (000s omitted)................................       2     186
------------------------------------------------------------------------------
Liberty Variable Trust Colonial U.S. Growth & Income Fund
 Accumulation unit value
 . Beginning of period......................................... $10.000 $10.395
 . End of period...............................................  10.395  11.436
Number of accumulation units
 . End of period (000s omitted)................................       2     388
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MFS Variable Trust Utilities Series Accumulation unit value
 . Beginning of period......................................... $10.000 $10.244
 . End of period...............................................  10.244  13.213
Number of accumulation units
 . End of period (000s omitted)................................      67   1,277
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OCC Trust Global Equity Portfolio Accumulation unit value
 . Beginning of period......................................... $10.000 $10.062
 . End of period...............................................  10.062  12.554
Number of accumulation units
 . End of period (000s omitted)................................      11     294
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OCC Trust Managed Portfolio Accumulation unit value
 . Beginning of period......................................... $10.000 $ 9.815
 . End of period...............................................   9.815  10.162
Number of accumulation units
 . End of period (000s omitted)................................       4     541
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*These values do not reflect a full year's experience because they are calcu-lated for the period from the beginning of investment activity of the subaccounts (November 20) through December 31.

Because the new subaccounts AIM V.I. Capital Appreciation, Alliance Premier Growth Portfolio, Alliance Growth and Income Portfolio, Alliance Growth Portfo-lio, Alliance Technology Portfolio, AFIS Global Small Capitalization, AFIS Growth, AFIS International, AFIS Growth-Income, Delaware Premium Select Growth Series, Franklin Small Cap Securities, Franklin Mutual Shares Securities, Tem-pleton Growth Securities, and Templeton International Securities which are available under the Contracts did not begin operation prior to December 31, 1999, financial information for the subaccounts is not included in this pro-spectus or the SAI.

Investment results

At times, the VAA may compare its investment results to various unmanaged in-dices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Results calculated without contingent deferred sales charges will be higher. Total re-turns include the reinvestment of all distributions, which are reflected in changes in unit value. The Money Market subaccount's yield is based upon in-vestment performance over a 7-day period, which is then annualized.

The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance. See the SAI for further information.

Financial statements

The financial statements of the VAA and the statutory-basis financial state-ments of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the enclosed card, or call 1-888-868-2583.

Lincoln National Life Insurance Co.

Lincoln Life was founded in 1905 and is organized under Indiana law. We are one of the largest stock life insurance companies in the United States. We are owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance, reinsurance and financial servic-es.

Variable annuity account (VAA)

On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabili-ties resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in ac-cordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. The VAA satisfies the definition of separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by Lincoln Life in addition to the contracts described in this Prospectus. The other annuity con-tracts supported by the VAA invest in the same portfolios of the fund as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect the performance of the subaccount.

Investments of the variable annuity account

You decide the subaccount(s) to which you allocate purchase payments. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The fund is required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

Investment advisors
The investment advisors of the funds are:

AIM Variable Insurance Funds, ("AIM V.I. Funds"), managed by AIM Advisors,
Inc.

Alliance Variable Products Series Fund is managed by Alliance Capital Manage-ment, L.P.

American Funds Insurance Series is managed by Capital Research and Management Company.

Deutsche Asset Management VIT Funds (formerly the "BT Insurance Trust") man-aged by Bankers Trust Company.

Delaware Group Premium Fund, ("Delaware Group"), managed by Delaware Manage-ment Company. The Social Awareness Series is sub-advised by Vantage Investment Advisors. The REIT Series is sub-advised by Lincoln Investment Management. The International Equity and Emerging Markets Series are managed by Delaware In-ternational Advisers Ltd.

Dreyfus Variable Investment Fund ("Dreyfus Variable Fund") managed by The Dreyfus Corporation.

Variable Insurance Products Fund ("Fidelity VIP") and Variable Insurance Prod-ucts Fund III ("Fidelity VIP III") managed by Fidelity Management & Research Company.

Franklin Templeton Variable Insurance Products Trust--Franklin Small Cap is managed by Franklin Advisers, Inc.; Mutual Shares Securities is managed by Franklin Mutual Advisers, LLC; Templeton Growth Securities is managed by Tem-pleton Global Advisors Limited; Templeton International Securities is managed by Templeton Investment Counsel, Inc.

Kemper Variable Series ("Kemper KVS") managed by Scudder Kemper Investments,
Inc.

Liberty Variable Investment Trust ("Liberty Variable Trust") managed by Lib-erty Advisory Series Corp., and sub-advised by Colonial Management Associates, Inc. and Newport Fund Management, Inc.

Lincoln National Bond Fund, Inc., and Lincoln National Money Market Fund, Inc., managed by Lincoln Investment Management, Inc. Lincoln Investment Man-agement has informed the funds to which it provides advisory services that it intends to merge into a newly created series of its affiliate, Delaware Man-agement Business Trust, during the second or third quarter of 2000. Lincoln Investment Management does not expect the merger to result in any change in the level of advisory services that it currently provides to these funds, al-though there may be some changes in, and additions to, personnel. See the pro-spectuses for these funds for more information.

MFS--Variable Insurance Trust ("MFS Variable Trust") managed by Massachusetts Financial Services
Company.

OCC Accumulation Trust ("OCC Trust") managed by OpCap Advisors.

As compensation for their services to the fund, the investment advisors re-ceive a fee from the fund, which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under the Purchase and Re-demption of Shares, in the Prospectus for the fund.

With respect to a fund, the advisor and/or distributor, or an affiliate there-of, may compensate Lincoln Life (or an affiliate) for administrative, distri-bution, or other services. Some funds may compensate us more than other funds. It is anticipated that such compensation will be based on assets of the par-ticular Fund attributable to the contracts along with certain other variable contracts issued or administered by Lincoln Life (or an affiliate). As of the date of this Prospectus, we were receiving compensation from each fund company except Delaware.

The funds' shares are issued and redeemed only in connection with variable an-nuity contracts and variable life insurance policies (mixed funding) issued through separate accounts of Lincoln Life and other life insurance companies (shared funding). The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. Nevertheless, the fund's Boards intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate ac-counts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices.

Description of the funds
Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund is registered as a diversified, open-end management investment company under the 1940 Act, except for the Del-aware Premium REIT Series and Delaware Premium Emerging Market Series, which are non-diversified. Diversified means not owning too great a percentage of the securities of any one company. An open-end company is one which, in this case, permits Lincoln Life to sell its shares back to the fund when you make a withdrawal, surrender the contract or transfer from one fund to another. Man-agement investment company is the legal term for a mutual fund. These defini-tions are very general. The precise legal definitions for these terms are con-tained in the 1940 Act.

Certain funds offered as part of this contract have similar investment objec-tives and policies to other portfolios managed by the advisor. The investment results of the funds, however, may be higher or lower than the other portfo-lios that are managed by the advisor or sub-advisor. There can be no assur-ance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio man-aged by the advisor or sub-advisor.

We currently anticipate closing and replacing eight funds during the fourth quarter of 2000:
Colonial U.S. Growth & Income Fund with AFIS Growth-Income Fund (Class 2) Delaware Premium Devon Series with AFIS Growth- Income Fund (Class 2) Delaware Premium International Series with AFIS International Fund (Class 2) Dreyfus Small Cap Portfolio with Delaware Premium Trend Series
Kemper KVS Government Securities Portfolio with Lincoln National Bond Fund Kemper KVS Small Cap Growth Portfolio with Delaware Premium Trend Series
OCC Global Equity Portfolio with Templeton Global Growth Fund (Class 2)
OCC Managed Portfolio with AFIS Growth-Income Fund (Class 2)

Following are brief summaries of the investment objectives and policies of the funds. Each fund is subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current Prospectus for the fund which is included in this booklet. Please be advised that there is no as-surance that any of the funds will achieve their stated objectives.

AIM V.I. Capital Appreciation Fund: Seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies. The investment advisor will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes as well as those that have experienced above average, long-term growth in earn-ings and have excellent prospects for future growth.

AIM V.I. Growth Fund: Seeks growth of capital primarily by investing in sea-soned and better capitalized companies considered to have strong earnings mo-mentum.

AIM V.I. International Equity Fund: Seeks to provide long-term growth of capi-tal by investing in a diversified portfolio of international equities whose issuers are considered to have strong earnings momentum.

AIM V.I. Value Fund: Seeks to achieve long-term growth of capital by investing primarily in equity securities judged by its investment advisor to be underval-ued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to the current market values of assets owned by the companies issuing the securities or rela-tive to the equity market generally. Income is a secondary objective.

Alliance Premier Growth Portfolio: Seeks long-term growth of capital by pursu-ing aggressive investment policies. The portfolio invests predominantly in the equity securities of a limited number of large, carefully selected, high-qual-ity U.S. companies that are judged likely to achieve superior earnings growth.

Alliance Growth and Income Portfolio: Seeks reasonable current income and rea-sonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio also may invest in fixed-income securi-ties and convertible securities.

Alliance Growth Portfolio: Seeks to provide long-term growth of capital. Cur-rent income is only an incidental consideration. The portfolio invests primar-ily in equity securities of companies with favorable earnings outlooks, which have long-term growth rates that are expected to exceed that of the U.S. econ-omy over time.

Alliance Technology Portfolio: Seeks to emphasizes growth of capital and in-vests for capital appreciation. Current income is only an incidental consider-ation. The portfolio may seek income by writing listed call options. The port-folio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).

AFIS Global Small Capitalization Fund: Seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 bil-lion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations

AFIS Growth Fund: Seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreci-ation through stocks. Investors in the fund should have a long-term perspec-tive and be able to tolerate potentially wide price fluctuations.

AFIS International Fund: Seeks to make your investment grow over time by in-vesting primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

AFIS Growth-Income Fund: Seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securi-ties which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

Deutsche VIT Equity 500 Index Fund: Seeks to match the performance of the stock market as represented by Standard & Poor's 500 Index, before fund ex-penses.

Delaware Premium Growth and Income Series: Seeks the highest possible total return by investing in stocks that exhibit the potential for growth while pro-viding higher than average dividend income.

Delaware Premium High Yield Series (formerly Delchester): Seeks total return and, as a secondary objective, high current income. The series invests in rated and unrated corporate bonds (including high-risk, high-yield bonds com-monly known as junk bonds), foreign bonds, U.S. government securities and com-mercial paper. An investment in this series may involve greater risks than an investment in a portfolio comprised primarily of investment-grade bonds.

Delaware Premium Devon Series: Seeks growth and income by investing primarily in income-producing stocks that the manager believes have the potential for above-average dividend increases over time. This fund blends traditional growth and value investment styles.

Delaware Premium Emerging Markets Series: Seeks long-term growth by investing primarily in stocks of companies located or operating in emerging or develop-ing countries.

Delaware Premium International Equity Series: Seeks long-term growth without undue risk to principal by investing primarily in foreign-company stocks with the potential for capital appreciation and income.

Delaware Premium REIT Series: Seeks to achieve maximum long-term total return by investing primarily in the securities of real estate investment trusts and real estate operating companies.

Delaware Premium Select Growth Series: Seeks long-term capital appreciation by primarily investing in common stocks of companies that have the potential for high earnings growth. Companies of any size are considered, as long as they are larger than $300 million in market capitalization.

Delaware Premium Small Cap Value Series: Seeks growth by investing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.

Delaware Premium Social Awareness Series: Seeks long-term growth by investing in stocks of mid-size and large companies expected to grow over time that also meet certain criteria of social responsibility.

Delaware Premium Trend Series: Seeks long-term growth by investing primarily in stocks of small companies and convertible securities of emerging and other growth-oriented companies.

Dreyfus Variable Fund Small Cap Portfolio: Seeks to maximize capital apprecia-tion by investing primarily in common stocks of domestic and foreign issuers with market capitalizations of less than $1.5 billion at time of purchase. The portfolio manager seeks companies believed to be characterized by new or inno-vative products or services which should enhance prospects for growth in fu-ture earnings. The Portfolio may also invest in special situations such as corporate restructurings, mergers or acquisitions.

Fidelity VIP Equity-Income Portfolio: Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capi-tal appreciation, seeking a yield that exceeds the composite yield on the se-curities comprising the Standard and Poor's 500 Index (S&P 500).

Fidelity VIP Growth Portfolio: Seeks long-term capital appreciation. The port-folio normally purchases common stocks.

Fidelity VIP Overseas Portfolio: Seeks long-term growth of capital by invest-ing primarily in foreign securities.

Fidelity VIP III Growth Opportunities Portfolio: Seeks capital growth by in-vesting primarily in common stocks.

Franklin Small Cap Securities Fund: Seeks long-term capital growth. It invests primarily in equity securities of U.S. small cap growth companies. Small cap companies are generally those with market cap values of less than $1.5 billion at time of purchase.

Franklin Mutual Shares Securities Fund: Seeks capital appreciation with income as a secondary goal. It invests primarily in equity securities of companies that the manager believes are available at market prices less than their ac-tual value based on certain recognized or objective criteria.

Templeton Growth Securities Fund: Seeks long-term capital growth. It invests primarily in equity securities of companies in various nations throughout the world, including the U.S. and emerging markets.

Templeton International Securities Fund: Seeks long-term capital growth. It invests primarily in equity securities of companies outside the United States, including emerging markets.

Kemper KVS Small Cap Growth Portfolio: Seeks maximum appreciation of invest-or's capital from a portfolio primarily of growth stocks of smaller companies.

Kemper KVS Government Securities Portfolio: Seeks high current return consis-tent with preservation of capital from a portfolio composed primarily of U.S. government securities.

Liberty Variable Trust Colonial U.S. Growth & Income Fund: Seeks long-term growth and income by investing primarily in dividend-paying stocks of large companies diversified across all sectors of the U.S. equities market, with the added income benefit of high quality bonds.

Liberty Variable Trust Newport Tiger Fund: Seeks capital growth by investing primarily in the stocks of high quality international companies located in the nine "Tigers" of Asia: Hong Kong, China, Singapore, Malaysia, Thailand, Indo-nesia, the Philippines, South Korea and Taiwan.

Lincoln National Bond Fund: Seeks maximum current income consistent with pru-dent investment strategy. The fund invests primarily in medium- and long-term corporate and government bonds.

Lincoln National Money Market Fund: Seeks maximum current income consistent with the preservation of capital. The fund invests in short-term obligations issued by U.S. corporations; the U.S. Government; and federally chartered banks and U.S. branches of foreign banks.

MFS Variable Trust Emerging Growth Series: Seeks to provide long-term growth by investing primarily in the common stocks of companies the managers believe are in the early stages of their life cycle but which have the potential to become major enterprises.

MFS Variable Trust Research Series: Seeks long-term growth and future income by investing primarily in equity companies believed to possess better than av-erage prospects for long-term growth. A committee of investment research ana-lysts selects the securities for the fund, with individual analysts responsi-ble for choosing securities within an assigned industry.

MFS Variable Trust Total Return Series: Seeks to provide above-average income consistent with the prudent employment of capital and to provide a reasonable opportunity for capital growth and income. The fund invests in a broad range of securities, including short-term obligations, and may be diversified not only by company and industry, but also by security type.

MFS Variable Trust Utilities Series: Seeks capital growth and current income by investing the majority of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

OCC Trust Global Equity Portfolio: Seeks long-term growth through a global in-vestment strategy primarily involving equity securities.

OCC Trust Managed Portfolio: Seeks capital growth over time by investing in varying percentages of common stocks, bonds and cash equivalents. The percent-age of the fund allocated to the different asset classes will vary based on the manager's assessment of the relative outlook for each investment.

Fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life in-surance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to dif-ferences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the funds.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

Reinvestment of dividends and capital gain distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as addi-tional units, but are reflected as changes in unit values.

Addition, deletion or substitution of investments
We reserve the right, within the law, to add, delete and substitute series and/or funds within the VAA. We may also add, delete, or substitute series or funds only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners. This substitution might occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inap-propriate, in the judgment of our management, for the purposes of the con-tract. We cannot substitute shares of one fund for another without the ap-proval by the SEC. We will also notify you.

Charges and other
deductions

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. More particularly, our ad-ministrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, account rebalancing and automatic withdrawal services), maintaining records, administering annuity payouts, furnishing ac-counting and valuation services (including the calculation and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone fund transfer services. The risks we assume include: the risk that annuitants receiving annuity payouts under contract live longer than we as-sumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that more owners than expected will qualify for waivers of the surrender charge; and the risk that our costs in providing the services will exceed our revenues from the contract charges (which we cannot change). The amount of a charge may not necessarily corre-spond to the costs associated with providing the services or benefits indi-cated by the description of the charge. For example, the surrender charge col-lected may not fully cover all of the sales and distribution expenses actually incurred by us.

Deductions from the VAA for Lincoln ChoicePlus
We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.40% of the average daily net assets. The charge consists of a 0.15% administrative charge and a 1.25% mortality and expense risk charge.

Surrender charge
A surrender charge applies (except as described below) to surrenders and with-drawals of purchase payments that have been invested for the periods indicated as follows:

                                                       Number of complete
                                                       contract years that a
                                                       purchase payment
                                                       has been invested
----------------------------------------------------------------------------
                                             Less than
                                              One year          At Least
Surrender charge as a percentage of the             7%    1 2 3 4 5 6 7+
 surrendered or withdrawn purchase payments                6 5 4 3 2 1 0

(An account fee will be deducted and any market value adjustment will be made before the deduction of the surrender charge.)

A surrender charge does not apply to:

1. A surrender or withdrawal of purchase payments that have been invested for at least seven full contract years;

2. Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to 15% of purchase payments;

3. Electing an annuity option available within the contract;

4. When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;

5. A surrender amount equal to a maximum of 75% of the contract value as a re-sult of 180 days of continuous confinement of the contractowner in an ac-credited nursing home or equivalent health care facility subsequent to the effective date of the contract;

6. A surrender of the contract as a result of the death of the contractowner, joint owner or annuitant.

7. A surrender of a contract or withdrawal of contract value of a contract is-sued to employees and registered representatives of any member of the sell-ing group and their spouses and minor children, or to officers, directors, trustees or bona-fide full-time employees of Lincoln Financial Group, AIM, Alliance Capital, The Capital Group, Bankers Trust, The Dreyfus Corpora-tion, Fidelity Management & Research Company, Franklin Advisors, Inc., Franklin Mutual Advisors, LLC, Templeton Global Advisors Limited, Templeton Investment Counsel, Inc., Scudder Kemper Investments, Liberty Advisory Services Corp., Inc., MFS Investment Management and OpCap Advisors or any of their affiliated or managed companies (based upon contractowner's status at the time the contract was purchased.).

For purposes of calculating the surrender charge on withdrawals on contracts where the contractowner is not a Charitable Remainder Trust, Lincoln Life as-sumes that:

a. the free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

b. Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the fol-lowing order:
  1. from purchase payments (on a FIFO basis) until exhausted; then
  2. from earnings.

c. On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the fol-lowing order:

  1. from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
  2. from earnings until exhausted; then
  3. from purchase payments (on a FIFO basis) to which a surrender charge still applies.

In some states paragraph c does not apply and paragraph b continues to apply after the seventh anniversary of the contract.

For purposes of calculating the surrender charge on withdrawals on contracts where the contractowner is a Charitable Remainder Trust, Lincoln Life assumes that:

a. the free amount will be withdrawn from purchase payments on a FIFO basis.

b. Any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1. from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
  2. from earnings until exhausted; then
  3. from purchase payments (on a FIFO basis) to which a surrender charge still applies.

The surrender charge is calculated separately for each contract year's pur-chase payments to which a charge applies. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.

Account fee
During the accumulation period, we will deduct $35 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the contract value upon surrender. This fee may be lower in certain states, if required. The account fee will be waived for any contract with a contract value that is greater than $100,000.

Transfer fee
We reserve the right to impose a $10 fee for the 13th and each additional transfer during any contract year. Automatic dollar cost averaging and auto-matic rebalancing transfers are not included in the limit of twelve transfers.

Rider charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. See the rider for any applicable fee or expense.

Deductions for premium taxes
Any premium tax or other tax levied by any government entity as a result of the existence of the contracts of the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administration interpretation or by judicial action. These premium taxes gener-ally depend upon the law of your state of residence. The tax ranges from 0% to 5%.

Other charges and deductions
There are deductions from and expenses paid out of the assets of the underlying fund that are more fully described in the Prospectus for the fund.

Additional information
The administrative and surrender charges and the account fees described previ-ously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribu-tion and/or administrative expenses, or that we perform fewer sales or adminis-trative services than those originally contemplated in establishing the level of those charges.

The contracts

Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales rep-resentative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a con-tract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.

When a completed application and all other information necessary for processing a purchase order is received, an initial purchase payment will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be com-pleted within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is com-plete, the initial purchase payment must be priced within two business days.

Who can invest
To apply for a contract, you must be of legal age in a state where the con-tracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The contractowner cannot be older than age 85 at the time of application. The maxi-mum annuitization age is 90.

Purchase Payments
Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000 for nonqualified contracts and Section 403(b) transfers/rollovers to IRAs; and $2,000 for qualified contracts. The minimum annual amount for additional pur-chase payments for nonqualified and qualified contracts is $100. There is no set maximum for additional purchase payments. However, purchase payments in ex-cess of $1,000,000 require pre-approval by Lincoln Life. If you stop making purchase payments for three consecutive years, and the annuity account value decreases to less than $1,000, we may terminate the contract as allowed by your state's non-forfeiture law for deferred annuities and pay the contractowner an adjusted annuity account value.

We will notify the contractowner at least 30 days in advance of the intended action. During the notification period, the contractowner may make additional purchase payments to meet the minimum value requirements and to avoid cancella-tion of the contract.

Valuation date
Accumulation and annuity units will be valued once daily at the close of trad-ing (currently, normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of purchase payments
Purchase payments are placed into the VAA's subaccounts, each of which invests in shares of its corresponding fund, according to your instructions.

The minimum amount of any purchase payment that can be put into any one vari-able subaccount is $50, or $2,000 for a fixed account. No allocation can be made that would result in a variable subaccount of less than $50, or that would result in a fixed account of less than $2,000. Upon allocation to a subaccount, purchase payments are converted into accumulation units. The number of accumu-lation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the val-uation date on which the purchase payment is received at our home office if re-ceived before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value com-puted on the next valuation date. The number of accumulation units determined in this way is not changed by any subsequent change in the value of an accumu-lation unit. However, the dollar value of an accumulation unit will vary de-pending not only upon how well the underlying fund's investment perform, but also upon the expenses of the VAA and the underlying funds.

Valuation of accumulation units
Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing each purchase payment by the value of an accumulation unit for the valuation period during which the purchase payment is allocated to the VAA. The accumulation unit value for each subaccount was or will be es-tablished at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

(1) The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

(2) The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may in-clude a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

(3) The result of (2) is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period.

Transfers between subaccounts on or before the annuity commencement date
You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. We reserve the right to impose a $10 fee for transfers after the first 12 times during a contract year.

The minimum amount that may be transferred between subaccounts is $50 per subaccount. If the transfer from a subaccount would leave you with less than $50 in the subaccount, we may transfer the entire balance of the subaccount. Transfers will also be subject to any restrictions that may be imposed by the funds themselves.

A transfer request may be made in writing to our home office or, if a Tele-phone Exchange Authorization form (available from us) is on file with us, by a toll-free telephone call or by the Lincoln Life internet site. In order to prevent unauthorized or fraudulent telephone transfers, we may require the caller to provide certain identifying information before we will act upon their instructions. We may also assign the contractowner a Personal Identifi-cation Number (PIN) to serve as identification. We will not be liable for fol-lowing telephone instructions we reasonably believe are genuine. Telephone re-quests may be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date. Telephone transfers will be processed on the valuation date that they are received when they are received at our customer service center before 4 p.m. New York time.

When thinking about a transfer of contract value, you should consider the in-herent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. Lincoln Life may refuse to permit more than twelve transfers in any year and may mod-ify the transfer provisions of the contract. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers.

Repeated patterns of frequent transfers are disruptive to the operation of the sub-accounts, and should Lincoln Life become aware of such disruptive practic-es, Lincoln Life may refuse to permit more than 12 transfers in any year and may modify the transfer provisions of the contract.

Payment or transfer may be delayed as permitted by the 1940 Act.

Transfers to and from a fixed account on or before the annuity commencement date
You may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $50 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer all or any part of the contract value from a fixed ac-count to the various subaccount(s) except that the sum of the percentages of a fixed account transferred is limited to 15% of the value of that fixed account in any contract year.

Currently, there is no charge to you for a transfer. However, we reserve the right to impose a charge in the future for any transfers in excess of 12 times per contract year. Transfers of all or a portion of a fixed account (other than dollar cost averaging) may be subject to MVA.

Payment or transfer may be delayed as permitted by the 1940 Act.

Transfers after the annuity commencement date
You may transfer all or a portion of your investment in one subaccount to an-other subaccount in the VAA or to the fixed side of the contract. Those trans-fers will be limited to three times per contract year. Currently, there is no charge for those transfers. However, we reserve the right to impose a charge. No transfers are allowed from the fixed side of the contract to the subaccounts.

Death benefit
You may designate a beneficiary during your lifetime and change the benefi-ciary by filing a written request with our home office. Each change of benefi-ciary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

If the contractowner, joint owner or annuitant dies before the annuity com-mencement date, the death benefit will be equal to the greatest of: the con-tract value for the valuation period during which the death benefit election becomes effective; the sum of all purchase payments less the sum of all with-drawals; or the highest contract value as of any contract anniversary occur-ring on or before the 80th birthday of the deceased person upon whose death the death benefit is payable; increased by the sum of purchase payments made since such contract anniversary and decreased by the sum of all partial with-drawals, partial annuitizations, and premium tax deductions made since such contract anniversary.

The amount of the death benefit will be determined as of the date on which we receive all of the following requirements: (1) proof, satisfactory to us, of the death of the contractowner, joint owner or annuitant; (2) written election of a method of settlement; and (3) any other required claim forms, fully com-pleted.

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.

Upon the death of the contractowner, a death benefit will be paid to the bene-ficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. Upon the death of an annuitant who is not the contractowner or joint owner, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). If the contractowner is a corporation or other non-individual (non-natural person), the death of the an-nuitant will be treated as death of the contractowner.

If there are joint owners, upon the death of the first contractowner, Lincoln Life will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the de-ceased joint owner he/she may continue the contract as a sole contractowner. Upon the death of the spouse who continues the contract, Lincoln Life will pay a death benefit to the designated beneficiary.

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as contractowner.

Upon the death of a contractowner, joint owner or annuitant, if the surviving spouse continues the contract, any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value will be credited to the contract. This provision ap-plies only one time for each contract.

If an annuitant who is not the contract owner or a joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alterna-tively, a death benefit may be paid to the contractowner and joint owner, if applicable in equal shares, provided the annuitant named on this contract has not been changed (except within the first 30 days after the contract is issued or upon the death of a prior annuitant). Notification of the election of this death benefit must be received by Lincoln Life within 75 days of the death of the annuitant. If no contractowner is living on the date of death of the annu-itant, the death benefit will be paid to the beneficiary. The contract termi-nates when any death benefit is paid due to the death of the annuitant. A death benefit payable on the death of the annuitant will not be paid if the annuitant has been changed later than 30 days subsequent to the effective date of this contract, unless the change occurred because of the death of a prior annuitant.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary.

  1. If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or
  2. If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

Unless the contractowner has already selected a settlement option, the benefi-ciary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death, the distribution in the form of a life annuity or an an-nuity for a designated period not extending beyond the beneficiary's life ex-pectancy.

The death benefit payable on the death of the annuitant will be distributed in either a lump sum or under an annuity payout. The annuity payout must be se-lected within 60 days after Lincoln Life has approved the death claim.

If a lump sum settlement is requested, the proceeds will be mailed within seven days of receipt of satisfactory claim documentation as discussed previously, subject to the laws and regulations governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

If the annuitant dies after the annuity commencement date, the death benefit, if any, will be paid based on the annuity option selected. Lincoln Life will require proof of the annuitant's death. Under any option providing guaranteed payouts, the number of payouts which remain unpaid at the annuitant's death (or surviving annuitant's death in the case of a joint life annuity) will be paid to the beneficiary as payouts become due.

Surrenders and withdrawals
Before the annuity commencement date, we will allow the surrender of the con-tract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend upon the annuity option you select.

The amount available upon the surrender/withdrawal is the cash surrender value (contract value, plus or minus any market value adjustment, less any applicable surrender charges, account fees and premium tax charges) at the end of the val-uation period during which the written request for surrender/withdrawal is re-ceived at the home office. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. The maximum amount which can be withdrawn without incurring any surrender charges is explained under charges and other deductions. Unless pro-hibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be post-poned as permitted by the 1940 Act.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax matters.

We may terminate the contract, if your purchase payment's frequency or your contract's value falls below your state's minimum standards.

Delay of payments
Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when the market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners.

Reinvestment privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the ac-cumulation unit(s) on the next valuation date. This computation will occur fol-lowing receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purpos-es, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.

Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be noti-fied in writing of any changes, modifications or waivers.

Commissions
The commissions paid to dealers are a maximum of 7.0% of each purchase payment. In some instances, commissions on deposits may be lowered by as much as 2.50% and replaced by a commission of up to .65% of annual contract values. Lincoln Life will incur all other promotional or distribution expenses associated with the marketing of the contracts. These commissions are not deducted from pur-chase payments or contract value, they are paid by us.

Ownership
The Owner on the date of issue will be the person designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a Joint Owner. Joint owner(s) shall be treated as having equal, undivided interests in the contract, including rights of survivorship. Either joint owner, independently of the other, may exercise any ownership rights in the contract.

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. Non-qualified contracts may not be collater-ally assigned. We assume no responsibility for the validity or effect of any assignment, an assignment affects the death benefit calculated under our con-tract. Consult your tax advisor about the tax consequence of an assignment.

Contractowner questions
The obligations to purchasers under the contracts are those of Lincoln Life. Questions about your contract should be directed to us at 1-888-868-2583.

Annuity payouts
When you apply for a contract, you may select any annuity commencement date permitted by law which is usually on or before the contractowner's 90th birth-day. (Please note the following exception: Contracts issued under qualified employee pension and profit-sharing trusts [described in the Section 401(a) and tax exempt under Section 501(a) of the tax code] and qualified annuity plans [described in Section 403(a) of the tax code], including H.R. 10 trusts and plans covering self-employed individuals and their employees, provide for annuity payouts to start at the date and under the option specified.)

The contract provides optional forms of payouts of annuities (annuity op-tions), some of which are payable on a variable basis, fixed basis or a combi-nation of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity. You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Fol-lowing are explanations of the annuity options available.

Annuity options

Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficia-ries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The guarantee period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a joint annuitant. The payouts continue during the lifetime of the survivor.

Joint Life and Two-Thirds Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annu-itant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a joint annuitant. The payout continues during the lifetime of the survivor. The designated period is elected by the contractowner.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option fur-ther provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Life Annuity with Unit Refund. This option offers variable annuity benefit payments that will be made for the lifetime of the annuitant with the guaran-tee that upon death, should (a) the number of annuity units purchased, as de-termined by dividing the total dollar amount applied to purchase this option by the annuity unit value at the annuity commencement date be greater than (b) the number of annuity units paid in each variable annuity benefit payment mul-tiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the number of annuity units determined by (a) minus
(b) will be made. The refund payment value will be determined using the annu-ity unit value on the date the death claim is approved by us and payment is made after Lincoln Life is in receipt of: (1) proof, satisfactory to Lincoln Life, of the death; (2) written authorization for payment; and (3) all claim forms, fully completed.

Life Annuity with Cash Refund. This option offers fixed annuity benefit pay-ments that will be made for the lifetime of the annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus

(b) will be made after Lincoln Life is in receipt of: (1) proof, satisfactory to Lincoln Life, of the death; (2) written authorization for payment; and (3) all claim forms, fully completed.

General information
Under the options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. Options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applica-ble. The mortality and expense risk charge and the charge for administrative services will be assessed on all variable annuity payouts, including options that may be offered that do not have a life contingency and therefore no mor-tality risk.

The annuity commencement date is usually on or before the contractowner's 90th birthday. You may change the annuity commencement date, change the annuity op-tion or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If you have not already chosen an annuity payout option, the beneficiary of the death benefit may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, vari-able or combination fixed and variable basis, in proportion to the account al-location at the time of annuitization) except when a joint life payout is re-quired by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to your beneficiary as payouts become due.

Variable annuity payouts
Variable annuity payouts will be determined using:

1. The contract value on the annuity commencement date;

2. The annuity tables contained in the contract;

3. The annuity option selected; and

4. The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

We assume an investment return of 4% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will de-pend upon how the underlying fund(s) perform, relative to the 4% assumed rate. If the actual net investment rate (annualized) exceeds 4%, the annuity payout will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than 4% annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.

Fixed side of the contract

Purchase payments allocated to the fixed side of the contract become part of Lincoln Life's general account, and do not participate in the investment expe-rience of the VAA. The general account is subject to regulation and supervi-sion by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment com-pany under the 1940 Act. Accordingly, neither the general account nor any in-terests in it are regulated under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the dis-closures which are included in this Prospectus which relate to our general ac-count and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in Prospectuses. This Pro-spectus is generally intended to serve as a disclosure document only for as-pects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regard-ing the fixed side of the contract are in the contract.

We guarantee an interest rate of not less than 3.0% per year on amounts held in a fixed account. Any amount withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to a MVA (see market value adjustment below) and Charges and other deductions Surrender charge. The Market Value Adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer to an amount less than the initial amount allocated or transferred to a fixed account plus interest of 3.0% per year, less surrender charges and account fees, if any.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION, CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

Guaranteed periods
The owner may allocate purchase payments to one or more fixed accounts with guaranteed periods of 1, 3, 5, 7, or 10 years. Lincoln Life may offer a fixed account for a period of less than one year for the purpose of dollar cost av-eraging. Each purchase payment allocated to a fixed account will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed ac-count. A fixed account guarantee period ends on the date after the number of calendar years in the fixed account's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the annual effective rate determined on the first day of the fixed account guaranteed period. Amounts transferred or withdrawn from a fixed account prior to the end of the guaran-teed period will be subject to the MVA. Each guaranteed period purchase pay-ment amount will be treated separately for purposes of determining any appli-cable market value adjustment. Any amount withdrawn from a fixed account may be subject to any applicable surrender charges, account fees or premium taxes.

Lincoln Life will notify the contractowner in writing at least 60 days prior to the expiration date for any guaranteed period amount. A new fixed account guaranteed period of the same duration as the previous fixed account guaran-teed period will begin automatically at the end of the previous guaranteed pe-riod, unless Lincoln Life receives, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed account or to a variable subaccount from among those being offered by Lincoln Life. Transfers of any guaranteed period amount which become effective upon the date of expi-ration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.

Market value adjustment

Any surrender or transfer of a fixed account guaranteed period amount before the end of the guaranteed period (other than Dollar Cost Averaging transfers) will be subject to a market value adjustment (MVA). A surrender or transfer effective upon the expiration date of the guaranteed period will not be sub-ject to an MVA. The MVA will be applied to the amount being surrendered or transferred. The MVA will be applied after the deduction of any applicable ac-count fees and before any applicable surrender or transfer charges. In gener-al, the MVA reflects the relationship between the index rate in effect at the time a purchase payment is allocated to a fixed account's guaranteed period under the contract and the index rate in effect at the time of the purchase payment's surrender or transfer. It also reflects the time remaining in the fixed account's guaranteed period. If the index rate at the time of the sur-render or transfer is lower than the index rate at the time the purchase pay-ment was allocated, then the application of the MVA will generally result in a higher payment at the time of the surrender or transfer. Similarly, if the in-dex rate at the time of surrender or transfer is higher than the index rate at the time of the allocation of the purchase payment, then the application of the MVA will generally result in a lower payment at the time of the surrender or transfer. The index rate is published by the Federal Reserve Board.

The MVA is calculated by multiplying the transaction amount by:

                                    (1+A)n
                      -1             ----
                                    (1+B)n

where:
A = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

B = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount's guaranteed period, determined at the time of surrender or trans-fer, plus a 0.50% adjustment (unless otherwise limited by applicable state law). If Index Rates "A" and "B" are within .25% of each other when the index rate is determined, no such percentage adjusted to "B" will be made, unless required by state law. This adjustment builds into the formula a factor repre-senting direct and indirect costs to Lincoln Life associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.50% has been added to the denominator of the formula because it is antic-ipated that a substantial portion of applicable general account portfolio as-sets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surren-ders), the market price may be lower. Accordingly, even if interest rates de-cline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no MVA.

N = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 X (73 divided by 365) = 1.2 years)

Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the MVA.

Additional adjustments may be included in this calculation that can positively or negatively affect the MVA.

The adjustments represent the direct and indirect costs Lincoln Life can incur due to the liquidation of general account assets in order to satisfy surrender requests.

Federal tax matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes un-certain. The Federal income tax rules may vary with your particular circum-stances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of nonqualified annuities
This part of the discussion describes some of the Federal income tax rules ap-plicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA.

Tax deferral on earnings
The Federal income tax law generally does not tax any increase in your con-tract value until you receive a contract distribution. However, for this gen-eral rule to apply, certain requirements must be satisfied:

 . An individual must own the contract (or the tax law must treat the contract as owned by an individual).

 . The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

 . Your right to choose particular investments for a contract must be limited.

 . The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts not owned by the individual
If a contract is owned by an entity (rather than an individual), the tax code generally does not treat it as an annuity contract for Federal income tax pur-poses. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earn-ings are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its em-ployees.

Investments in the VAA must be diversified
For a contract to be treated as an annuity for Federal Income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are ade-quately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the un-derlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions
Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.

Age at which annuity payouts begin
Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that the annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Fed-eral income tax purposes. In that event, you would be currently taxable on the excess of the contract value over the purchase payments of the contract.

Tax treatment of payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.

Taxation of withdrawals and surrenders
You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your con-tract) is considered ordinary income. A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstanc-es, your purchase payments are reduced by amounts received from your contract that were not included in income.

Taxation of annuity payouts
The tax code imposes tax on a portion of each annuity payout (at ordinary in-come tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount of the purchase payments in the contract has been received, the amount not received generally will be deductible.

Taxation of death benefits
We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

 . Death prior to the annuity commencement date

  . If the beneficiary receives death benefits under an annuity payout op-tion, they are taxed in the same manner as annuity payouts.

  . If the beneficiary does not receive death benefits under an annuity pay-out option, they are taxed in the same manner as a withdrawal.

 . Death after the annuity commencement date

  . If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are included in income.

  . If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase not previously received.

Penalty taxes payable on withdrawals, surrenders or annuity payouts
The tax code may impose a 10% penalty tax on any distribution from your con-tract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include with-drawals, surrenders or annuity payouts that:

 . You receive on or after you reach age 59 1/2,

 . You receive because you became disabled (as defined in the tax law),

 . A beneficiary receives on or after your death, or

 . You receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special rules if you own more than one annuity contract
In certain circumstances, you must combine some or all of the nonqualified an-nuity contracts you own in order to determine the amount of an annuity payout, a surrender or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insur-ance company (or its affiliates) during any calendar year the tax code treats all such contracts as one contract. Treating two or more contracts as one con-tract could affect the amount of a surrender, a withdrawal or an annuity pay-out that you must include in income and the amount that might be subject to the penalty tax described above.

Loans and assignments
Except for certain qualified contracts, the tax code treats any amount re-ceived as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion.

Gifting a contract
If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value to the extent that it exceeds your purchase pay-ments not previously received, the new owner's purchase payments in the con-tract would then be increased to reflect the amount included in your income.

Loss of interest deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an indi-vidual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses. This disallowance does not apply if you pay tax on the annual increase in the contract value. Entities that are considering purchasing a contract, or enti-ties that will benefit from someone else's ownership of a contract, should consult a tax advisor.

Qualified retirement plans

We have also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Con-tracts issued to or in connection with a qualified retirement plan are called "qualified contracts". We issue contracts for use with different types of qualified plans. The Federal income tax rules applicable to those plans are com-plex and varied. As a result, this Prospectus does not attempt to provide more than general information about use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax advisor.

Types of qualified contracts and terms of contracts
Currently, we issue contracts in connection with the following types of quali-fied plans:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

We may issue contracts in connection with the following types of qualified plans:

 . Simplified Employee Pensions ("SEPs")

 . Savings Incentive Matched Plan for Employees ("Simple 401(k) plans")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit sharing plans ("401(a)") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt or-ganizations ("457 plans")

We may issue a contract for use with other types of qualified plans in the fu-ture.

We will amend contracts to be used with a qualified plan as generally necessary to conform to tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified con-tracts vary with the type of plan and contract. For example,

 . Federal tax rules limit the amount of purchase payments that can be made and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan par-ticipant's specific circumstances, e.g., the participant's compensation.

 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the an-nuitant must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum dis-tribution rules" do not apply to a Roth IRA.

 . Loans are allowed under certain types of qualified plans, but Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan dura-tion, and the manner of repayment. Your contract or plan may not permit loans.

Tax treatment of payments
Federal income tax rules generally include distributions from a qualified con-tract in the recipient's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts the total amount received is included in income since a deduction or exclusion from income was taken for purchase pay-ments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a mini-mum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on the amount received from the qual-ified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary de-pending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender or annuity payout:

 . received on or after the annuitant reaches age 59 1/2,

 . received on or after the annuitant's death or because of the annuitant's dis-ability (as defined in the tax law),

 . received as a series of substantially equal periodic payments for the annuitant's life (or life expectancy), or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific re-quirements of the exception may vary.

Transfers and direct rollovers
In many circumstances, money may be moved between qualified contracts and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, you may suffer adverse Federal income tax consequences, including paying taxes which might not otherwise have had to be paid. A qualified advisor should al-ways be consulted before you move or attempt to move funds between any quali-fied plan or contract and another qualified plan or contract.

The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or (b) plans, HR 10 plans, and contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans). The direct rollover rules require that we withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount unless you elect to have the amount directly transferred to certain qualified plans or contracts. Before we send a rollover distribution, we will provide the re-cipient with a notice explaining these requirements and how the 20% withhold-ing can be avoided by electing a direct rollover.

Federal income tax withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender or annuity payout is requested, we will give the recipient an explanation of the withholding requirements.

Tax status of Lincoln Life
Under existing Federal income tax laws, Lincoln Life does not pay tax on in-vestment income and realized capital gains of the VAA. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal in-come taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

Changes in the law
The above discussion is based on the tax code, IRS regulations, and interpre-tations existing on the date of this Prospectus. However, Congress, the IRS and the courts may modify these authorities, sometimes retroactively.

Voting rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the fund. The voting will be done according to the in-structions of contractowners who have interests in the subaccounts which in-vest in classes of funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should be amended or if present inter-pretations should change, and if as a result we determine that we are permit-ted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by ap-plying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting inter-est in a subaccount will receive proxy voting material, reports and other ma-terials relating to the trust. Since the fund engages in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Sale of fund shares by the fund.

Distribution of the contracts

Lincoln Life is the distributor and principal underwriter of the contracts. Under an agreement with Lincoln Life, Delaware Distributors, L.P. ("DDLP") will act as wholesaler and will assist Lincoln Life in forming the selling group. DDLP will also perform certain enumerated marketing and ancillary func-tions in support of the selling group. The contracts will be sold by our prop-erly licensed registered representatives of independent broker-dealers which in turn have selling agreements with Lincoln Life and have been licensed by state insurance departments to represent us. Included among these broker-deal-ers is Lincoln Financial Advisors (LFA). LFA is affiliated with us and in ad-dition to selling our contracts, may also act as a principal underwriter for certain other contracts issued by us. Lincoln Life will offer the contracts in all states it is licensed to do business.

Return Privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 7866, 1300 South Clinton Street, Fort Wayne, Indiana 46801. A con-tract canceled under this provision will be void. With respect to the fixed portion of a contract, we will return purchase payments. With respect to the VAA, except as explained in the following paragraph, we will return the con-tract value as of the date of receipt of the cancellation, plus any premium taxes which had been deducted. No surrender charge will be assessed. A purchaser who participates in the VAA is subject to the risk of a market loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the pur-chase payment(s).

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are re-sponsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Mar-ket Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing infor-mation required by that Act or any other applicable law or regulation.

Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further informa-tion about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are sum-maries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our ad-vertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.


Legal proceedings
Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of those proceedings are rou-tine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will not have a material ad-verse effect on the financial position of Lincoln Life.

Lincoln Life is presently defending several lawsuits in which Plaintiffs seek to represent national classes of policyholders in connection with alleged fraud, breach of contract and other claims relating to the sale of interest-sensitive universal and participating whole life insurance policies. As of the date of this prospectus, the courts have not certified a class in any of the suits. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. Although the relief sought in these cases is substantial, the cases are in the preliminary stages of litigation, and it is premature to make assessments about potential loss, if any. Management is de-fending these suits vigorously. The amount of liability, if any, which may ul-timately arise as a result of these suits cannot be reasonably determined at this time.

Statement of Additional
Information
Table of contents for Lincoln Life Variable Annuity
Account N
(Lincoln ChoicePlus)

                                                                 Item
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General information and history of Lincoln Life                   B-1
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Special terms                                                     B-1
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Services                                                          B-1
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Principal underwriter                                             B-2
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For a free copy of the SAI please see page one of this booklet.
                                                                 Item
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Purchase of securities being offered                              B-2
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Calculation of investment results                                 B-2
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Annuity payouts                                                   B-6
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Advertising and sales literature                                  B-7
---------------------------------------------------------------------
Financial statements                                             B-10

 ................................................................................
Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N (ChoicePlus).

                                 (Please Print)

Name: _________________________  Social Security No.: __________________________

Address: _______________________________________________________________________

City  State  Zip

Mail to Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, In-diana 46801

                 (This page has been left blank intentionally.)

                         LINCOLN LIFE VARIABLE ANNUITY

                  Account N (Lincoln ChoicePlus) (Registrant)

            The Lincoln National Life Insurance Company (Depositor)

                   STATEMENT OF ADDITIONAL INFORMATION (SAI)

This SAI should be read along with the Prospectus of Lincoln Life Variable Annuity Account N (Lincoln ChoicePlus) dated May 1, 2000. You may obtain a copy of the Lincoln ChoicePlus Prospectus on request and without charge. Please write Lincoln ChoicePlus, The Lincoln National Life Insurance Company, P.O. Box 7866, Fort Wayne, Indiana 46801 or call 1-888-868-2583.

                               TABLE OF CONTENTS

ITEM                                                                        PAGE
----                                                                        ----
General information and history of Lincoln Life............................  B-1
Special terms..............................................................  B-1
Services...................................................................  B-1
Principal underwriter......................................................  B-2
Purchase of securities being offered.......................................  B-2
Calculation of investment results..........................................  B-2
Annuity payouts............................................................  B-6
Advertising and sales literature...........................................  B-7
Financial statements....................................................... B-10

The following eight investment options are no longer available for allocation for purchase payments under Contracts issued on or after February 22, 2000. However, contractowners who purchased a Contract prior to February 22, 2000 may continue to allocate purchase payments or contract value to these investment options. It is currently anticipated that during the fourth quarter of 2000, we will close and replace these eight funds: Delaware Premium Devon Series, Delaware Premium International Equity Series, Dreyfus Small Cap Portfolio, Kemper Small Cap Growth Portfolio, Kemper Government Securities Portfolio, Colonial U.S. Growth & Income Fund, OCC Global Equity Portfolio, OCC Managed Portfolio.

General information and history of The Lincoln National Life Insurance Company (Lincoln Life)

The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct insurance of life and health insurance contracts and annuities, and is also a professional reinsurer. Lincoln Life is wholly owned by Lincoln National Corp.
(LNC), a publicly held insurance and financial services holding company domiciled in Indiana.

Special terms

The special terms used in this SAI are the ones defined in the Prospectus. In connection with the term valuation date the New York Stock Exchange is currently closed on weekends and on these holidays: New Year's Day, Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring before or just after the holiday.

Services

Independent auditors

The financial statements of the variable annuity account (VAA) and the statutory-basis financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports also appearing elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.

Keeper of records

All accounts, books, records and other documents which are to be maintained for the VAA are maintained by Lincoln Life or by third parties responsible to Lincoln Life. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by Lincoln Life for this service.

Principal underwriter

Lincoln Life is the principal underwriter for the contracts, which are offered continuously. Delaware Distributors, L.P. will perform certain marketing and other ancillary functions as described in the Prospectus.

Sales charges and exchange privileges under the contracts are described in the Prospectus.

Purchase of securities being offered

The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling Lincoln Life products; through independent insurance brokers; and through certain securities brokers/dealers selected by Lincoln Life whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the Prospectus under the section Charges and other deductions, the contract and/or surrender charges may be waived.

There are exchange privileges between subaccounts, and between the VAA and Lincoln Life's general account (see The Contract--Transfers of accumulation units between subaccounts in the Prospectus.) No exchanges are permitted between the VAA and other separate accounts.

The offering of the contract is continuous.

Calculation of investment results

The paragraphs set forth below represent performance information for the VAA and the subaccounts calculated in several different ways.

Money Market Fund Subaccount:

At times the VAA may advertise the Money Market subaccount's yield. The yield refers to the income generated by an investment in the subaccount over a seven-day period. This income is then annualized. The process of annualizing, results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The yield figure is based on historical earnings and is not intended to indicate future performance.

The seven-day yield for the Lincoln National Money Market Fund subaccount is determined by calculating the change in unit value for the base period (the 7-day period ended December 31, 1999); then dividing this figure by the account value at the beginning of the period; then annualizing this result by the factor of 365/7. This yield includes all deductions charged to the contractowner's account, and excludes any realized gains and losses from the sale of securities. The Lincoln National Money Market yield was 3.86% as of December 31, 1999.

Standard investment results:

Standard performance is based on a formula to calculate performance that is prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in any marketing material that discusses the performance of the VAA and the subaccounts. This information represents past performance and does not indicate or represent future performance.

Average annual return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

                                 P(1+T)n = ERV

Where:
    P=   a hypothetical initial purchase payment of $1,000
    T=   average annual total return for the period in question
    n=   number of years
    ERV= ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional portion thereof)

The formula assumes that: (1) all recurring fees have been charged to the contractowner accounts; (2) all applicable non-recurring charges (including any surrender charges) are deducted at the end of the period in question; and
(3) there will be a complete redemption upon the anniversary of the 1-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we will report standard performance back to the first date that the Fund became available in the VAA. Because standard performance reporting periods of less than one year could be misleading, we may report "N/A's" for standard performance until one year after the option became available in the VAA.

Standard performance data for the period ending December 31, 1999:

                                      Subaccount                   10-year/
Subaccount                            Commenced  1-year  5-year Since Inception
----------                            ---------- ------  ------ ---------------
Delaware Growth and Income Series      11/20/98  -10.41%  N/A        -9.28%
Delaware High Yield Series             11/20/98   -9.93%  N/A        -9.36%
Delaware Devon Series                  11/20/98  -17.39%  N/A       -13.34%
Delaware Emerging Markets Series       11/20/98   40.22%  N/A        23.39%
Delaware International Equity Series   11/20/98    8.01%  N/A         8.79%
Delaware REIT Series                   11/20/98   -9.97%  N/A        -8.03%
Delaware Select                         2/22/00      N/A  N/A           N/A
Delaware Small Cap Value Series        11/20/98  -12.19%  N/A        -6.90%
Delaware Social Awareness Series       11/20/98    5.35%  N/A        11.43%
Delaware Trend Series                  11/20/98   62.08%  N/A        67.24%
AIM V.I. Cap Appreciation               2/22/00      N/A  N/A           N/A
AIM V.I. Growth Fund                   11/20/98   27.33%  N/A        37.52%
AIM V.I. International Equity Fund     11/20/98   46.85%  N/A        45.33%
AIM V.I. Value Fund                    11/20/98   22.03%  N/A        30.38%
Alliance Growth                         2/22/00      N/A  N/A           N/A
Alliance Growth & Income                2/22/00      N/A  N/A           N/A
Alliance Premier Growth                 2/22/00      N/A  N/A           N/A
Alliance Technology                     2/22/00      N/A  N/A           N/A
AFIS Global Small Cap                   2/22/00      N/A  N/A           N/A
AFIS Growth                             2/22/00      N/A  N/A           N/A
AFIS Growth-Income                      2/22/00      N/A  N/A           N/A
AFIS International                      2/22/00      N/A  N/A           N/A
Deutsche VIT Equity 500 Index Fund     11/20/98   12.80%  N/A        15.28%
Colonial U.S. Growth & Income Fund,
 Variable Series                       11/20/98    4.01%  N/A         7.55%
Dreyfus VIF: Small Cap Portfolio       11/20/98   15.44%  N/A        21.62%
Fidelity VIP Equity-Income Portfolio   11/20/98   -1.18%  N/A        -0.11%
Fidelity VIP Growth Portfolio          11/20/98   29.41%  N/A        33.52%
Fidelity VIP Overseas Portfolio        11/20/98   34.60%  N/A        32.20%
Fidelity VIP III Growth
 Opportunities Portfolio               11/20/98   -3.23%  N/A         0.70%
Kemper Government Securities
 Portfolio                             11/20/98   -6.71%  N/A        -5.80%
Kemper Small Cap Growth Portfolio      11/20/98   26.58%  N/A        35.65%
Lincoln National Bond Fund             11/20/98  -10.60%  N/A        -8.82%
Lincoln National Money Market Fund     11/20/98   -2.71%  N/A        -2.14%
MFS(R) Emerging Growth Series          11/20/98   67.97%  N/A        78.48%
MFS(R) Research Series                 11/20/98   16.13%  N/A        20.87%
MFS(R) Total Return Series             11/20/98   -4.36%  N/A        -2.69%
MFS(R) Utilities Series                11/20/98   22.98%  N/A        23.40%
Newport Tiger Fund, Variable Series    11/20/98   59.68%  N/A        51.69%
OCC Accum. Trust Global Equity
 Portfolio                             11/20/98   18.78%  N/A        17.54%
OCC Accum. Trust Managed Portfolio     11/20/98   -2.46%  N/A        -3.98%
Templeton Growth                        2/22/00      N/A  N/A           N/A
Templeton International                 2/23/00      N/A  N/A           N/A
Templeton Mutual Shares                 2/24/00      N/A  N/A           N/A
Templeton Small Cap                     2/25/00      N/A  N/A           N/A

Non-standard investment results:

The VAA may report its results over various periods--daily, monthly, three-month, six-month, year-to-date, yearly (fiscal year), three, five, ten years or more and lifetime--and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Performance information for the periods prior to the date that a Fund became available in the VAA will be calculated based on (1) the performance of the Fund adjusted for Contract charges (ie: mortality and expense risk fees, any applicable administrative charges, and the management and other expenses of the fund) and (2) the assumption that the subaccounts were in existence for the same periods as indicated for the Fund. It may or may not reflect charges for any Riders (ie: EGMDB) that were in effect during the time periods shown. This performance is referred to as non-standardized performance data. Such results may be computed on a cumulative and/or annualized basis. We may also report performance assuming that you deposited $10,000 into a subaccount at inception of the underlying fund or 10 years ago (whichever is less). This non-standard performance may be shown as a graph illustrating how that deposit would have increased or decreased in value over time based on the performance of the underlying fund adjusted for Contract charges. This information represents past performance and does not indicate or represent future performance. The investment return and value of a Contract will fluctuate so that contractowner's investment may be worth more or less than the original investment.

Cumulative quotations are arrived at by calculating the change in Accumulation Unit Value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. Annualized quotations are arrived at by applying a formula which reflects the level rate of return, which if earned over the entire base period, would produce the cumulative return.

NONSTANDARD PERFORMANCE FOR THE PERIOD ENDING DECEMBER 31, 1999 (ADJUSTED FOR CONTRACT EXPENSE CHARGES)

                                                         10-              As if
Subaccount                  YTD   1-year  3-year 5-year  year  Lifetime Commenced
---------------------------------------------------------------------------------
Delaware Growth and
 Income Series             -4.40%  -4.40% 10.69% 16.79% 10.42%  10.20%   7/28/88
Delaware High Yield
 Series                    -3.94%  -3.94%  1.33%  5.68%  7.24%   6.86%   7/28/88
Delaware Devon Series     -11.39% -11.39%    N/A    N/A    N/A  12.43%    5/1/97
Delaware Emerging
 Markets Series            46.22%  46.22%    N/A    N/A    N/A  -5.64%    5/1/97
Delaware International
 Equity Series             14.01%  14.01%  9.25% 11.64%    N/A  10.20%  10/29/92
Delaware REIT Series       -3.96%  -3.96%    N/A    N/A    N/A  -8.28%    5/1/98
Delaware Select            41.58%     N/A    N/A    N/A    N/A  41.58%    5/3/99
Delaware Small Cap Value
 Series                    -6.18%  -6.18%  4.90% 11.24%    N/A   9.53%  12/27/93
Delaware Social
 Awareness Series          11.35%  11.35%    N/A    N/A    N/A  19.61%    5/1/97
Delaware Trend Series      68.08%  68.08% 32.04% 28.20%    N/A  22.98%  12/27/93
AIM V.I. Cap
 Appreciation              42.63%  42.63% 23.38% 23.87%    N/A  20.64%    5/5/93
AIM V.I. Growth Fund       33.33%  33.33% 30.17% 27.82%    N/A  21.20%    5/5/93
AIM V.I. International
 Equity Fund               52.85%  52.85% 22.43% 20.22%    N/A  17.15%    5/5/93
AIM V.I. Value Fund        28.03%  28.03% 26.80% 25.44%    N/A  21.33%    5/5/93
Alliance Growth            32.27%  32.27% 28.90% 29.66%    N/A  28.50%   9/15/94
Alliance Growth & Income    9.56%   9.56% 18.18% 21.95%    N/A  13.58%   1/14/91
Alliance Premier Growth    30.14%  30.14% 35.61% 33.59%    N/A  24.25%   6/26/92
Alliance Technology        72.95%  72.95% 42.90%    N/A    N/A  33.70%   1/11/96
AFIS Global Small Cap      88.71%  88.71%    N/A    N/A    N/A  47.37%   4/30/98
AFIS Growth                55.08%  55.08% 38.34% 31.09% 19.40%  17.99%    2/8/84
AFIS Growth-Income          9.65%   9.65% 16.49% 19.29% 12.78%  13.97%    2/8/84
AFIS International         73.53%  73.53% 30.46% 23.27%    N/A  14.86%   4/30/90
Colonial U.S. Growth &
 Income Fund, Variable
 Series                    10.01%  10.01% 19.33% 21.19%    N/A  19.86%    7/5/94
Deutsche VIT Equity 500
 Index Fund                18.80%  18.80%    N/A    N/A    N/A  20.84%   10/1/97
Dreyfus VIF: Small Cap
 Portfolio                 21.44%  21.44% 10.00% 14.31%    N/A  33.76%   8/31/90
Fidelity VIP Equity-
 Income Portfolio           4.82%   4.82% 13.38% 16.95% 12.89%  12.19%   10/9/86
Fidelity VIP Growth
 Portfolio                 35.41%  35.41% 31.38% 27.91% 18.25%  17.09%   10/9/86
Fidelity VIP Overseas
 Portfolio                 40.60%  40.60% 19.79% 15.73%  9.87%   9.36%   1/28/87
Fidelity VIP III Growth
 Opportunities Portfolio    2.77%   2.77% 17.39%    N/A    N/A  19.83%    1/3/95
Kemper Government
 Securities Portfolio      -0.71%  -0.71%  3.94%  5.91%  5.61%   5.73%    9/3/87
Kemper Small Cap Growth
 Portfolio                 32.58%  32.58% 26.92% 27.03%    N/A  24.14%    5/2/94
Lincoln National Bond
 Fund                      -4.60%  -4.60%  3.55%  5.65%  5.96%   8.68%  12/28/81
Lincoln National Money
 Market Fund                3.29%   3.29%  3.53%  3.67%  3.47%   5.06%    1/7/82

                                                       10-              As if
Subaccount                 YTD   1-year 3-year 5-year  year  Lifetime Commenced
-------------------------------------------------------------------------------
MFS(R) Emerging Growth
 Series                   73.97% 73.97% 40.40%    N/A    N/A  34.49%   7/24/95
MFS(R) Research Series    22.13% 22.13% 20.80%    N/A    N/A  21.13%   7/26/95
MFS(R) Total Return
 Series                    1.64%  1.64% 10.43%    N/A    N/A  13.81%    1/3/95
MFS(R) Utilities Series   28.98% 28.98% 24.93%    N/A    N/A  24.69%    1/3/95
Newport Tiger Fund,
 Variable Series          65.68% 65.68%  1.23%    N/A    N/A   5.81%    5/1/95
OCC Accum. Trust Global
 Equity Portfolio         24.77% 24.77% 16.15%    N/A    N/A  16.44%    3/1/95
OCC Accum. Trust Managed
 Portfolio                 3.54%  3.54%  9.62% 18.02% 14.98%  16.07%    8/1/88
Templeton Growth          19.26% 19.26% 12.61% 13.66%    N/A  12.01%   3/15/94
Templeton International   21.55% 21.55% 13.69% 15.25%    N/A  13.50%    5/1/92
Templeton Mutual Shares   12.06% 12.06%  8.60%    N/A    N/A   9.24%   11/1/96
Templeton Small Cap       93.63% 93.63% 27.84%    N/A    N/A  27.02%  10/31/95

Withdrawal Charge and Market Value Adjustment

Examples

The following example illustrates the detailed calculations for a $50,000 deposit into the fixed account with a guaranteed rate of 4.5% for a duration of five years. The intent of the example is to show the effect of the "MVA" and the 3% minimum guarantee under various interest rates on the calculation of the cash surrender (withdrawal) values. Any charges for optional death benefit risks are not taken into account in the example. The effect of the MVA is reflected in the index rate factor in column (2) and the minimum 3% guarantee is shown under column (4) under the "Surrender Value Calculation". The "Market Value Adjustment Tables" and "Minimum Value Calculation" contain the explicit calculation of the index factors and the 3% minimum guarantee respectively. The "Annuity Value Calculation" and "Minimum Value" calculations assume the imposition of the annual $35 account fee, but that fee is waived if the annuity account value at the end of a contract year is $100,000 or more. The results would be slightly different in the states where the annual fee is less than $35.

Withdrawal Charge Example

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE
                             CASH SURRENDER VALUES

      Single Premium............................... $50,000
      Premium Taxes................................ None
      Withdrawals.................................. None
      Guaranteed Period............................ 5 years
      Guaranteed Interest Rate..................... 4.50%
      Annuity Date................................. Age 70
      Index Rate A................................. 5.00%
      Index Rate B................................. 6.00% End of contract year 1
                                                    5.50% End of contract year 2
                                                    5.00% End of contract year 3
                                                    4.00% End of contract year 4
      Percentage Adjustment to Index Rate B........ 0.50%

                          SURRENDER VALUE CALCULATION

                           (1)      (2)          (3)        (4)      (5)        (6)       (7)
                         Annuity Index Rate   Adjusted    Minimum Greater of Surrender Surrender
Contract Year             Value    Factor   Annuity Value  Value  (3) & (4)   Charge     Value
-------------            ------- ---------- ------------- ------- ---------- --------- ---------
1....................... $52,215  0.944841     $49,335    $51,465  $51,465    $3,500    $47,965
2....................... $54,530  0.971964     $53,001    $52,974  $53,001    $3,000    $50,001
3....................... $56,949  1.000000     $56,949    $54,528  $56,949    $2,500    $54,449
4....................... $59,476  1.004785     $59,761    $56,129  $59,761    $2,000    $57,761
5....................... $62,118     NA        $62,118    $57,778  $62,118    $1,500    $60,618

                           ANNUITY VALUE CALCULATION

      Contract Year
      -------------
      1................................... $50,000   X 1.045   - $35   = $52,215
      2................................... $52,215   X 1.045   - $35   = $54,530
      3................................... $54,530   X 1.045   - $35   = $56,949
      4................................... $56,949   X 1.045   - $35   = $59,476
      5................................... $59,476   X 1.045   - $35   = $62,118

                         SURRENDER CHARGE CALCULATION

                                                                  SC   Surrender
      Contract Year                                             factor    Chg
      -------------                                             ------ ---------
      1........................................................  0.07   $3,500
      2........................................................  0.06   $3,000
      3........................................................  0.05   $2,500
      4........................................................  0.04   $2,000
      5........................................................  0.03   $1,500

Market Value Adjustment Example

                       INTEREST RATE FACTOR CALCULATION

                                                             Adj.
      Contract Year                         Index A Index B Index B  N   Result
      -------------                         ------- ------- ------- --- --------
      1....................................  5.00%   6.00%   6.50%   4  0.944841
      2....................................  5.00%   5.50%   6.00%   3  0.971964
      3....................................  5.00%   5.00%   5.00%   2  1.000000
      4....................................  5.00%   4.00%   4.50%   1  1.004785
      5....................................  5.00%    N/A     N/A   N/A   N/A

                           MINIMUM VALUE CALCULATION

      Contract Year
      -------------
      1.................................... $50,000   X 1.03   - $35   = $51,465
      2.................................... $51,465   X 1.03   - $35   = $52,974
      3.................................... $52,974   X 1.03   - $35   = $54,528
      4.................................... $54,528   X 1.03   - $35   = $56,129
      5.................................... $56,129   X 1.03   - $35   = $57,778

Annuity payouts

Variable annuity payouts

Variable annuity payouts will be determined on the basis of: (1) the dollar value of the contract on the annuity commencement date; (2) the annuity tables contained in the contract; (3) the type of annuity option selected; and (4) the investment results of the fund(s) selected. In order to determine the amount of variable annuity payouts, Lincoln Life makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the contract with a fixed number of annuity units based on the amount of the first payout; and third, it calculates the value of the annuity units each period thereafter. These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 4% per annum. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The 4% interest rate stated above is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds 4%, the payout will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 4%, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

Lincoln Life may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law. At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund.

The amount of the second and subsequent periodic payout is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.0. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of: (a) The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and (b) A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date. Proof of age, sex and survival Lincoln Life may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.

ADVERTISING AND SALES LITERATURE As set forth in the Prospectus, Lincoln Life may refer to the following organizations (and others) in its marketing materials.

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of over $103 billion and annual consolidated revenues of $6.8 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, life-health reinsurance, mutual funds, institutional investment management and financial planning and advisory services.

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which Lincoln Life intends to refer.

DUFF & PHELPS insurance company claims paying ability (CPA) service provides purchasers of insurance company policies and contracts with analytical and statistical information on the solvency and liquidity of major U.S. licensed companies, both mutual and stock.

EAFE Index is prepared by Morgan Stanley Capital International (MSCI). It measures performance of equity securities in Europe, Australia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification representing 1,000 companies across 20 different countries.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

MOODY'S insurance financial strength rating is an opinion of an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

MORNINGSTAR is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.

STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

STANDARD & POOR'S INDEX--A broad-based measurement of U.S. stock-market performance based on the weighted performance of 500 common stocks of leading company's and leading industries, commonly known as the Standard & Poor's (S&P
500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.

RUSSELL 1000 INDEX--Measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest US companies.

RUSSELL 2000 INDEX--Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest US companies.

LEHMAN BROTHERS AGGREGATE BOND INDEX--Composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.

LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX--This is a measurement of the movement of approximately 4,200 corporate, publicly traded, fixed-rate, nonconvertible, domestic debt securities, as well as the domestic debt securities issued by the U.S. government or its agencies.

LEHMAN BROTHERS GOVERNMENT INTERMEDIATE BOND INDEX--Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, nonconvertible, domestic debt of the US government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the US government) with maturities between one and 9.99 years.

MERRILL LYNCH HIGH YIELD MASTER INDEX--This is an index of high yield debt securities. High yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BBB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly placed nonconvertible, coupon-bearing US domestic debt and must carry a term to maturity of at least one year.

MORGAN STANLEY EMERGING MARKETS FREE INDEX--A market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. This index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.

MORGAN STANLEY WORLD CAPITAL INTERNATIONAL WORLD INDEX--A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe and the Asia/Pacific Region.

MORGAN STANLEY PACIFIC BASIN (EX-JAPAN) INDEX--An arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the following Pacific Basin Countries: Australia, Hong Kong, Malaysia, New Zealand and Singapore.

NAREIT EQUITY REIT INDEX--All of the data is based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market weighted.

SALOMON BROTHERS WORLD GOVERNMENT BOND (NON US) INDEX--A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, and The United Kingdom.

SALOMON BROTHERS 90 DAY TREASURY-BILL INDEX--Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.

STANDARD AND POOR'S INDEX (S&P 400)--Consists of 400 domestic stocks chosen for market size, liquidity, and industry group representations.

STANDARD AND POOR'S UTILITIES INDEX--The utility index is one of several industry groups within the broader S&P 500. Utility stocks include electric, natural gas, and telephone companies included in the S&P 500.

NASDAQ-QTC PRICE INDEX--This index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA)--A price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

In its advertisements and other sales literature for the VAA and the series funds, Lincoln Life intends to illustrate the advantages of the contracts in a number of ways:

Compound Interest Illustrations.

These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.

Internet.

An electronic communications network which may be used to provide information regarding Lincoln Life, performance of the subaccounts and advertisement literature.

Dollar-Cost Averaging. (DCA)

You may systematically transfer on a monthly basis amounts from certain subaccounts, or the fixed side of the contract into the subaccounts. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of: (1) the annuity commencement date; (2) the value of the amount being DCA'd is depleted; or (3) you cancel the program by written request or by telephone if we have your telephone authorization on file. Currently, there is no charge for this service. However, we reserve the right to impose one. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or MVA which may apply to transfers. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service. (AWS)

AWS provides an automatic, periodic withdrawal of contract value to you. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to our home office. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to our home office. If telephone authorization has been elected, certain changes may be by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted by Section 401(a)(9) of the code for qualified plans or permitted under Section 72 for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Charges and other deductions--Surrender charge. Currently, there is no charge for this service. However, we reserve the right to impose one. If a charge is imposed, it will not exceed $25 per transaction or 2% of the amount withdrawn, whichever is less. We reserve the right to discontinue this service at any time.

Account Rebalancing.

Account rebalancing is an option which, if elected by the contractowner, restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount (e.g., 20% Money Market, 50% Growth, 30% Utilities). This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The account rebalancing allocation may be changed at any time by submitting a request to Lincoln Life.

If account rebalancing is elected, all purchase payments allocated to the variable account subaccounts must be subject to account rebalancing. The fixed account subaccount is not available for account rebalancing.

Account rebalancing may take place on either a quarterly, semi-annual or annual basis, as selected by the contractowner. Once the account rebalancing option is activated, any variable account subaccount transfers executed outside of the account rebalancing option will terminate the account rebalancing option. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable account subaccount may also cause termination of the account rebalancing option. Any such termination will be confirmed to the contractowner. The contractowner may terminate the account rebalancing option or re-enroll at any time by calling or writing Lincoln Life.

The account rebalancing program is not available following the annuity commencement date. Currently, there is no charge for this service. However, we reserve the right to impose one.

Cross Reinvestment.

Cross Reinvestment is an option which, if elected by the contractowner, transfers earnings exceeding a designated baseline amount (minimum $10,000.00) from the Fixed account, or any one of the variable Subaccounts, to other investment options within the Lincoln Choice Plus contract on a monthly, quarterly, semi-annual, or annual basis. The transfer will occur on the 20th of the month. If the stock market is closed on the 20th, the transfer will occur on the following business day.

This option is available on Individual contracts only, and is not available for contracts that currently have one or more of the following services in effect: Automatic Bank Drafts, Automatic Withdrawal, or Dollar Cost Averaging. The baseline amount is increased by additional contributions to the contract.

You may elect this option by completing an election form available from us, or by telephone if we have telephone authorization on file. Once elected, the program will remain in effect until the earlier of: (1) the annuity commencement date (2) you cancel the program by written request or by telephone if we have your telephone authorization on file. Currently, there is no charge for this service. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or MVA which may apply to transfers. We reserve the right to discontinue this program at any time.

Lincoln Life's customers. More than 1.5 million individuals and 15,000 employers trust Lincoln Life to help them plan for retirement. They're in good company with a good company, a company known for financial strength and superior service. As a member of the Insurance Marketplace Standards Association (IMSA), we are committed to upholding strong business ethics.

Lincoln Life's assets, size. Lincoln Life may discuss its general financial condition (see, for example, the reference to A.M. Best Company, above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, as of December 31, 1999 Lincoln Life had statutory-basis admitted assets of over $79 billion.

                             FINANCIAL STATEMENTS

Financial statements of the VAA and the statutory-basis financial statements of Lincoln Life appear on the following pages.
                         This SAI is not a Prospectus.

                      The date of this SAI is May 1, 2000

Lincoln ChoicePlus
Lincoln Life Variable Annuity
Account N Individual Variable Annuity Contract

Home Office:
Lincoln National Life Insurance Company
1300 South Clinton Street
P.O. Box 7866
Fort Wayne, IN 46801
www.LincolnLife.com

This prospectus describes the individual flexible premium deferred variable an-nuity contract that is issued by Lincoln National Life Insurance Company (Lin-coln Life). The contract is for use with nonqualified plans and retirement plans qualified under Section 408 of the tax code (IRAs) and Section 408A (Roth
IRA). In the future, we may offer the contract for other qualified plans. Gen-erally, you do not pay federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death ben-efit.

The minimum initial purchase payment for the contract is:

1. $10,000 for a nonqualified plan; and

2. $2,000 for a qualified plan.

Additional purchase payments may be made to the contract and must be at least $100 per payment.

You choose whether your contract value accumulates on a variable or fixed (guaranteed) basis or both. If you put all your purchase payments into the fixed account, we guarantee your principal and a minimum interest rate. We limit transfers from the fixed side of the contract. A Market Value Adjustment
(MVA)
may be applied to any surrender or transfer from the fixed account before the expiration date of a guaranteed period.

All purchase payments for benefits on a variable basis will be placed in Lin-coln Life Variable Annuity Account N (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. If you put all or some of your purchase payments into one or more of the contract's variable options, you take all of the investment risk on the contract value and the retirement in-come. If the subaccounts you select make money, your contract value goes up; if they lose money, your contract value goes down. How much the contract value goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Al-so, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.

The available funds are listed below:

AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation Fund
  AIM V.I Growth Fund
  AIM V.I. International Equity Fund
  AIM V.I. Value Equity Fund
Alliance Variable Products Series Fund (Class B):
  Alliance Premier Growth Portfolio
  Alliance Growth and Income Portfolio
  Alliance Growth Portfolio
  Alliance Technology Portfolio
American Funds Insurance Series (AFIS) also known as American Variable Insur-ance Series (AVIS) (Class 2):
  AFIS Global Small Capitalization Fund
  AFIS Growth Fund
  AFIS International Fund
  AFIS Growth-Income Fund
Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust):
  Deutsche VIT Equity 500 Index Fund
Delaware Group Premium Fund (Standard Class):
  Delaware Premium Growth & Income Series
  Delaware Premium High Yield Series (formerly Delchester)
  Delaware Premium Emerging Markets Series
  Delaware Premium Select Growth Series
  Delaware Premium REIT Series
  Delaware Premium Small Cap Value Series
  Delaware Premium Social Awareness Series
  Delaware Premium Trend Series
Variable Insurance Products Fund (Initial Class):
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP Overseas Portfolio
Variable Insurance Products Fund III (Initial Class):
  Fidelity VIP III Growth Opportunities Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2):
  Franklin Small Cap Securities Fund
  Franklin Mutual Shares Securities Fund

  Templeton Growth Securities Fund (formerly Global Growth)
  Templeton International Securities Fund
Liberty Variable Investment Trust:
  Newport Tiger Fund
Lincoln National:
  Bond Fund
  Money Market Fund
MFS(R) Variable Insurance Trust:
  MFS Emerging Growth Series
  MFS Research Series
  MFS Total Return Series
  MFS Utilities Series


This Prospectus gives you information about the contract that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that are attached, and keep these pro-spectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offence.

You can obtain a Statement of Additional Information (SAI), dated the same date as this Prospectus about the contracts that has more information. Its terms are made part of this Prospectus. For a free copy, write: Lincoln National Life In-surance Company, P.O. Box 7866, Fort Wayne, Indiana 46801, or call 1-888-868-2583. The SAI and other information about Lincoln Life and Account N are also available on the SEC's web site (http:\\www.sec.gov). There is a table of con-tents for the SAI on the last page of this Prospectus.

May 1, 2000

Table of Contents

                                             Page
-------------------------------------------------
Special terms                                  3
-------------------------------------------------
Expense tables                                 4
-------------------------------------------------
Summary                                        9
-------------------------------------------------
Condensed financial information for the VAA   10
-------------------------------------------------
Investment results                            12
-------------------------------------------------
Financial statements                          12
-------------------------------------------------
Lincoln National Life Insurance Company       12
-------------------------------------------------
Variable annuity account (VAA)                12
-------------------------------------------------
Investments of the variable annuity account   12
-------------------------------------------------
Charges and other deductions                  15
-------------------------------------------------
The contracts                                 17
-------------------------------------------------
Annuity options                               21
-------------------------------------------------


                                             Page
-------------------------------------------------
Fixed side of the contract                    22
-------------------------------------------------
Federal tax matters                           24
-------------------------------------------------
Voting rights                                 27
-------------------------------------------------
Distribution of the contracts                 28
-------------------------------------------------
Return privilege                              28
-------------------------------------------------
State regulation                              28
-------------------------------------------------
Records and reports                           28
-------------------------------------------------
Other information                             28
-------------------------------------------------
Statement of additional information
Table of contents for Lincoln Life Variable
Annuity Account N Lincoln ChoicePlus          29
-------------------------------------------------

Special terms

(We have italicized the terms that have special meaning throughout the Pro-spectus).

Account or variable annuity account (VAA)--The segregated investment account, Account N, into which Lincoln Life sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

Accumulation unit--A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant--The person upon whose life the annuity benefit payments are based and made to after the annuity commencement date.

Annuity commencement date--The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout--An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis or a combination of both.

Annuity unit--A measure used to calculate the amount of annuity payouts after the annuity commencement date. See Annuity payouts.

Beneficiary--The person you choose to receive any death benefit paid if you die before the annuity commencement date.

Contractowner (you, your, owner)--The person who has the ability to exercise the rights within the contract (e.g., decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the owner is the annuitant.



Contract value--At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year--Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit--An amount payable to your designated beneficiary if the owner dies before the annuity commencement date.

Free amount--The amount that can be withdrawn each contract year without in-curring a surrender charge. The free amount is equal to 15% of the total Pur-chase Payments.

Lincoln Life (we, us, our)--The Lincoln National Life Insurance Company.

Purchase payments--Amounts paid into the contract.

Subaccount--The portion of the VAA that reflects investments in accumulation and annuity units of a particular fund available under the contracts.

Valuation date--Each day the New York Stock Exchange (NYSE) is open for trad-ing.

Valuation period--The period starting at the close of trading (currently, nor-mally, 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense tables

Summary of contractowner expenses:

  The maximum surrender charge (contingent deferred sales charge) as a per-centage of purchase payments surrendered/withdrawn: 7%

Account fee: $35
Transfer fee: $10

The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or with-drawal. We may waive this charge in certain situations. See Charges and other deductions--Surrender charge.

A market value adjustment (MVA) may be applied to the amount being surrendered or transferred (except for dollar cost averaging and account rebalancing) from a fixed account guaranteed period amount. See Fixed side of the contract.

The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year.

The transfer charge will not be imposed on the first 12 transfers during a con-tract year. We reserve the right to charge a $10 fee for the 13th and each ad-ditional transfer during any contract year. Automatic dollar cost averaging and automatic rebalancing transfers are not included in these first twelve trans-fers.

--------------------------------------------------------------------------------
Account N annual expenses for Lincoln ChoicePlus subaccounts:
(as a percentage of average daily net assets)

Mortality and expense risk charge                           1.25%
Administrative charge                                        .15%
                                                            -----
Total annual charge for each Lincoln ChoicePlus subaccount  1.40%

Fund Annual expenses of the funds for the year ended December 31, 1999:
(as a percentage of each fund's average net assets):

                                                 Management              Other                 Total
                                                 Fees (after any         Expenses (after       Expenses (after
                                                 waivers/        + 12b-1 any waivers/          any waivers/
                                                 reimbursements)   Fees  + reimbursements) =   reimbursements)
--------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    0.62%       N/A          0.11%                0.73%
--------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                  0.63        N/A          0.10                 0.73
--------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                    0.75        N/A          0.22                 0.97
--------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                   0.61        N/A          0.15                 0.76
--------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio (class B)                   0.75        0.25         0.12                 1.12
--------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio (class B)        0.63        0.25         0.09                 0.97
--------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio (class B)           1.00        0.25         0.04                 1.29
--------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio (class B)               0.71        0.25         0.24                 1.20
--------------------------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund (class 2)       0.78        0.25         0.03                 1.06
--------------------------------------------------------------------------------------------------------------
AFIS Growth Fund (class 2)                            0.38        0.25         0.01                 0.64
--------------------------------------------------------------------------------------------------------------
AFIS International Fund (class 2)                     0.55        0.25         0.05                 0.85
--------------------------------------------------------------------------------------------------------------
AFIS Growth-Income Fund (class 2)                     0.34        0.25         0.01                 0.60
--------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund/1/                 0.14        N/A          0.16                 0.30
--------------------------------------------------------------------------------------------------------------
Delaware Premium Growth and Income Series
 (Standard class)/2/                                  0.60        N/A          0.11                 0.71
--------------------------------------------------------------------------------------------------------------
Delaware Premium High Yield Series (formerly
 Delchester) (Standard class)/2/                      0.65        N/A          0.07                 0.72
--------------------------------------------------------------------------------------------------------------
Delaware Premium Emerging Markets Series
 (Standard class)/2/                                  1.19        N/A          0.28                 1.47
--------------------------------------------------------------------------------------------------------------
Delaware Premium REIT Series (Standard                0.64        N/A          0.21                 0.85
  class)/2/
--------------------------------------------------------------------------------------------------------------
Delaware Premium Select Growth Series (Standard       0.75        N/A          0.06                 0.81
  class)/2/
--------------------------------------------------------------------------------------------------------------
Delaware Premium Small Cap Value Series
 (Standard class)/2/                                  0.75        N/A          0.10                 0.85
--------------------------------------------------------------------------------------------------------------

                                                 Management              Other               Total
                                                 Fees (after any         Expenses (after     Expenses (after
                                                 waivers/          12b-1 any waivers/        any waivers/
                                                 reimbursements) + Fees  reimbursements) =   reimbursements)
------------------------------------------------------------------------------------------------------------
Delaware Premium Social Awareness Series              0.70%       N/A         0.15                0.85
  (Standard class)/2/
------------------------------------------------------------------------------------------------------------
Delaware Premium Trend Series (Standard               0.75        N/A         0.07                0.82
  class)/2/
------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (Initial         0.48        N/A         0.09                0.57
  class)/3/
------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (Initial                0.58        N/A         0.08%               0.66%
  class)/3/
------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (Initial              0.73        N/A         0.18                0.91
  class)/3/
------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio       0.58        N/A         0.11                0.69
  (Initial class)/3/
------------------------------------------------------------------------------------------------------------
Franklin Small Cap Securities Fund (class             0.55        0.25        0.27                1.07
  2)/4/,/9/
------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund (class         0.60        0.25        0.19                1.04
  2)/5/,/9/
------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (formerly            0.83        0.25        0.05                1.13
  Global Growth) (class 2)/7/,/8/,/9/
------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund (class        0.69        0.25        0.19                1.13
  2)/6/,/9/
------------------------------------------------------------------------------------------------------------
Liberty Variable Trust Newport Tiger Fund             0.49        N/A         0.31                1.21
------------------------------------------------------------------------------------------------------------
Lincoln National Bond Fund                            0.45        N/A         0.08                0.53
------------------------------------------------------------------------------------------------------------
Lincoln National Money Market Fund                    0.48        N/A         0.11                0.59
------------------------------------------------------------------------------------------------------------
MFS Variable Trust Emerging Growth Series/10/         0.75        N/A          .09                0.84
------------------------------------------------------------------------------------------------------------
MFS Variable Trust Research Series/10/                0.75        N/A         0.11                0.86
------------------------------------------------------------------------------------------------------------
MFS Variable Trust Total Return Series/10/            0.75        N/A         0.15                0.90
------------------------------------------------------------------------------------------------------------
MFS Variable Trust Utilities Series/10/               0.75        N/A         0.16                0.91
------------------------------------------------------------------------------------------------------------

(1) Under the Advisory Agreement with Bankers Trust Company (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.30% of average daily net assets. Without the reimbursement to the Funds for the year ended 12/31/99 total expenses would have been 0.43% for the Equity 500 Index Fund.

(2) Effective May 1, 2000 through October 31, 2000, Delaware Management Compa-ny, "DMC" has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.80% for High Yield and Growth and Income; 0.85% for REIT, Select Growth, Small Cap Value, Social Awareness and Trend; 1.50% for Emerging Markets. Without such an arrangement, the total operating expenses would have been 0.96% for REIT, 0.90% for Social Awareness, and 1.53% for Emerging Markets. DMC voluntarily elected to cap its management fee for the Growth and Income Series at 0.60% indefinitely.

(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or Fidelity Management & Research on behalf of certain funds' cus-todian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. The total operating expenses, after reimbursement would have been: Equity-Income 0.56%; Growth 0.65%; Growth Opportunities 0.68%.

(4) On 2/8/00, a merger and reorganization was approved that combined the as-sets of the fund with a similar fund of the Templeton Variable Products Se-ries Fund, effective 5/01/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The ta-ble shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Distri-bution and Service Fees 0.25%, Other Expenses 0.27% and Total Fund Operat-ing Expenses 1.07%.

(5) On 2/8/00, a merger and reorganization was approved that combined the as-sets of the fund with a similar fund of the Templeton Variable Products Se-ries Fund, effective 5/01/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Ex-penses 0.19% and Total Fund Operating Expenses 1.04%.

(6) On 2/8/00, a merger and reorganization was approved that combined the as-sets of the fund with a similar fund of the Templeton International Equity Fund, effective 5/01/00. The shareholders of that fund approved new manage-ment fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's ex-penses after 5/1/00 would be estimated as: Management Fees 0.65%, Distribu-tion and Service Fees 0.25%, Other Expenses 0.20% and Total Fund Operating Expenses 1.10%.

(7) On 2/8/00, a merger and reorganization was approved that combined the as-sets of the fund with a similar fund of the Templeton Variable Products Se-ries Fund, effective 5/01/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined as-sets, the fund's expenses after 5/1/00 would be estimated as: Management
  Fees 0.80%, Distribution and Service Fees 0.25%, Other Expenses 0.05% and Total Fund Operating Expenses 1.10%.

(8) The Fund administration fee is paid indirectly through the management fee.

(9) The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

(10) Each series has an expense offset arrangement which reduces the series' custodian fee based on the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangement and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had the fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.83% for Emerging Growth Series; 0.85% for Research Se-ries; 0.89% for Total Return Series; 0.90% for Utilities Series.

EXAMPLES
(expenses of the subaccounts and the funds)
If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                           1 year 3 years 5 years 10 years
------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                          $92    $115    $140     $223
------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                         92     117     144      246
------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                           94     122     151      243
------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                          92     116     141      226
------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                            97     131     165      267
------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                         94     122     151      243
------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                    96     126     157      254
------------------------------------------------------------------------------------------
Alliance Technology Portfolio                                96     129     161      260
------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund                        95     125     155      250
------------------------------------------------------------------------------------------
AFIS Growth Fund                                             91     113     135      215
------------------------------------------------------------------------------------------
AFIS International Fund                                      93     119     145      233
------------------------------------------------------------------------------------------
AFIS Growth-Income Fund                                      90     111     133      212
------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                           87     103     119      186
------------------------------------------------------------------------------------------
Delaware Premium Growth and Income Series                    91     115     139      221
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Delaware Premium High Yield Series (formerly Delchester)     92     115     139      222
------------------------------------------------------------------------------------------
Delaware Premium Emerging Markets Series                     99     136     173      280
------------------------------------------------------------------------------------------
Delaware Premium REIT Series                                 93     119     145      233
------------------------------------------------------------------------------------------
Delaware Premium Select Growth Series                        92     118     143      230
------------------------------------------------------------------------------------------
Delaware Premium Small Cap Value Series                      93     119     145      233
------------------------------------------------------------------------------------------
Delaware Premium Social Awareness Series                     93     119     145      233
------------------------------------------------------------------------------------------
Delaware Premium Trend Series                                93     118     144      231
------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                         90     111     132      210
------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                91     113     136      217
------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                              93     120     148      238
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Fidelity VIP III Growth Opportunities Portfolio              91     114     138      220
------------------------------------------------------------------------------------------
Franklin Small Cap Securities Fund                           95     125     155      250
------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                       95     124     154      248
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Templeton Growth Securities Fund (formerly Global Growth)    96     127     158      255
------------------------------------------------------------------------------------------
Templeton International Securities Fund                      96     127     158      255
------------------------------------------------------------------------------------------
Liberty Variable Trust Newport Tiger Fund                    96     129     161      261
------------------------------------------------------------------------------------------
Lincoln National Bond Fund                                   90     109     130      206
------------------------------------------------------------------------------------------
Lincoln National Money Market Fund                           90     111     133      211
------------------------------------------------------------------------------------------
MFS Variable Trust Emerging Growth Series                    93     118     145      232
------------------------------------------------------------------------------------------
MFS Variable Trust Research Series                           93     119     146      234
------------------------------------------------------------------------------------------
MFS Variable Trust Total Return Series                       93     120     147      237
------------------------------------------------------------------------------------------
MFS Variable Trust Utilities Series                          93     120     148      238
------------------------------------------------------------------------------------------

If you do not surrender your contract, or if you annuitize, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return.

                                                           1 year 3 years 5 years 10 years
------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                          $22     $65    $110     $223
------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                         22      67     114      246
------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                           24      72     121      243
------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                          22      66     111      226
------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                            27      81     135      267
------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                         24      72     121      243
------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                    26      76     127      254
------------------------------------------------------------------------------------------
Alliance Technology Portfolio                                26      79     131      260
------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund                        25      75     125      250
------------------------------------------------------------------------------------------
AFIS Growth Fund                                             21      63     105      215
------------------------------------------------------------------------------------------
AFIS International Fund                                      23      69     115      233
------------------------------------------------------------------------------------------
AFIS Growth-Income Fund                                      20      61     103      212
------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                           17      53      89      186
------------------------------------------------------------------------------------------
Delaware Premium Growth and Income Series                    21      65     109      221
------------------------------------------------------------------------------------------
Delaware Premium High Yield Series (formerly Delchester)     22      65     109      222
------------------------------------------------------------------------------------------
Delaware Premium Emerging Markets Series                     29      86     143      280
------------------------------------------------------------------------------------------
Delaware Premium REIT Series                                 23      69     115      233
------------------------------------------------------------------------------------------
Delaware Premium Select Growth Series                        22      68     113      230
------------------------------------------------------------------------------------------
Delaware Premium Small Cap Value Series                      23      69     115      233
------------------------------------------------------------------------------------------
Delaware Premium Social Awareness Series                     23      69     115      233
------------------------------------------------------------------------------------------
Delaware Premium Trend Series                                23      68     114      231
------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                         20      61     102      210
------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                21      63     106      217
------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                              23      70     118      238
------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio              21      64     108      220
------------------------------------------------------------------------------------------
Franklin Small Cap Securities Fund                           25      75     125      250
------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                       25      74     124      248
------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (formerly Global Growth)    26      77     128      255
------------------------------------------------------------------------------------------
Templeton International Securities Fund                      26      77     128      255
------------------------------------------------------------------------------------------
Liberty Variable Trust Newport Tiger Fund                    26      79     131      261
------------------------------------------------------------------------------------------
Lincoln National Bond Fund                                   20      59     100      206
------------------------------------------------------------------------------------------
Lincoln National Money Market Fund                           20      61     103      211
------------------------------------------------------------------------------------------
MFS Variable Trust Emerging Growth Series                    23      68     115      232
------------------------------------------------------------------------------------------
MFS Variable Trust Research Series                           23      69     116      234
------------------------------------------------------------------------------------------
MFS Variable Trust Total Return Series                       23      70     117      237
------------------------------------------------------------------------------------------
MFS Variable Trust Utilities Series                          23      70     118      238
------------------------------------------------------------------------------------------

We provide these examples to help you understand the direct and indirect costs and expenses of the contract.

For more information, see Charges and other deductions in this Prospectus, and in the Prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. These examples should not be considered a repre-sentation of past or future expenses. Actual expenses may be more or less than those shown.

Summary

What kind of contract am I buying? It is an individual annuity contract be-tween you and Lincoln Life. It may provide for a fixed annuity and/or a vari-able annuity. This Prospectus describes the variable side of the contract. See The contracts.

What is the variable annuity account (VAA)? It is a separate account we estab-lished under Indiana insurance law, and registered with the SEC as a unit in-vestment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See Variable annuity account (VAA).

What are my investment choices? Based upon your instruction, the VAA applies purchase payments to buy shares in one or more of the investment options: See Investments of the variable annuity account--Description of Funds.

Who invests purchase payments? Several different investment advisors manage the investment options. See Investments of the variable annuity account--In-vestment advisors.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you later decide to receive retirement income pay-ments, your accumulation units are converted to annuity units. Your retirement income payments will be based on the number of annuity units you received and the value of each annuity unit on payout days. See Charges and other deduc-tions--The contracts.

What charges do I pay under contract? If you withdraw contract value, you pay a surrender or withdrawal charge which may range from 0% to 7% of the surrendered or withdrawn Purchase Payments, depending upon how many contract years those payments have been in the contract. We may waive surrender charges in certain situations. See Charges and other deductions--Surrender charge.

We charge an account fee of $35 per contract year if the contract value is less than $100,000.

We reserve the right to charge a $10 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging and automatic rebalancing program transfers.

The surrender or transfer of value from a fixed account guaranteed period may be subject to a market value adjustment (MVA). See Fixed side of the contract.

We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

We apply an annual charge totaling 1.40% to the daily net asset value of the VAA. This charge includes 0.15% as an administrative charge and 1.25% as a mortality and expense risk charge. See Charges and other deductions. We may waive these charges in certain situations.

The fund's investment management fees, expenses and expense limitations, if applicable, are more fully described in the Prospectuses for the funds.

What purchase payments do I make, and how often? Subject to minimum and maximum purchase payment amounts, your purchase payments are completely flexible. See--The contracts--Purchase payments.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving retirement income payments from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts--Annuity Options.

Remember that participants in the VAA benefit from any gain, and take a risk of any loss in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your beneficiary will receive the greatest of the purchase payments (minus withdrawals), contract value or the highest contract value as of the most recent contract year occurring on or be-fore your 80th birthday. Your beneficiary has options as to how the death ben-efit is paid. See The Contracts--Death benefit before the annuity commencement date.

May I transfer contract value among variable options and between the fixed side and variable side of the contract? Yes, with certain limits. See The con-tracts--Transfers between subaccounts on or before the annuity commencement date; Transfers after the annuity commencement date; and Transfers to and from a Fixed Account on or before the annuity commencement date.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts--Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. In addition, if you decide to take a distribution before age 59 1/2, a 10% Inter-nal Revenue Service (IRS) tax penalty may apply. A surrender or withdrawal may also be subject to 20% withholding. See Federal tax matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first received the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on purchase payments you allo-cate to the variable side of the contract. See Return privilege.

Condensed financial information for the variable annuity account

Accumulation unit values

The following information relating to accumulation unit values and number of accumulation units for the Lincoln ChoicePlus subaccounts for the following pe-riods ended December 31, come from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are all included in the SAI.

                                                                 *1998    1999
------------------------------------------------------------------------------
AIM V.I. Growth Fund Accumulation unit value
 . Beginning of period......................................... $10.000 $11.112
 . End of period...............................................  11.112  14.816
Number of accumulation units
 . End of period (000s omitted)................................      25   1,650
------------------------------------------------------------------------------
AIM V.I. International Equity Fund Accumulation unit value
Beginning of period........................................... $10.000 $10.278
 . End of period...............................................  10.278  15.710
Number of accumulation units
 . End of period (000s omitted)................................       7     686
------------------------------------------------------------------------------
AIM V.I. Value Equity Fund Accumulation unit value
 . Beginning of period......................................... $10.000 $10.937
 . End of period...............................................  10.937  14.003
Number of accumulation units
 . End of period (000s omitted)................................      37   3,157
------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund Accumulation unit value
 . Beginning of period......................................... $10.000 $10.353
 . End of period...............................................  10.353  12.299
Number of accumulation units
 . End of period (000s omitted)................................      91   3,772
------------------------------------------------------------------------------
Delaware Premium Growth and Income Series
Accumulation unit value
 . Beginning of period......................................... $10.000 $10.021
 . End of period...............................................  10.021   9.580
Number of accumulation units
 . End of period (000s omitted)................................      23     806
------------------------------------------------------------------------------
Delaware Premium High Yield Series (formerly Delchester)
 Accumulation unit value
 . Beginning of period......................................... $10.000 $ 9.970
 . End of period...............................................   9.970   9.575
Number of accumulation units
 . End of period (000s omitted)................................      41     637
------------------------------------------------------------------------------
Delaware Premium Emerging Markets Series Accumulation unit
 value
 . Beginning of period......................................... $10.000 $ 9.268
 . End of period...............................................   9.268  13.551
Number of accumulation units
 . End of period (000s omitted)................................       2      99
------------------------------------------------------------------------------
Delaware Premium REIT Series Accumulation unit value
 . Beginning of period......................................... $10.000 $10.119
 . End of period...............................................  10.119   9.718
Number of accumulation units
 . End of period (000s omitted)................................       9      73
------------------------------------------------------------------------------
Delaware Premium Small Cap Value Series Accumulation unit
 value
 . Beginning of period......................................... $10.000 $10.489
 . End of period...............................................  10.489   9.841
Number of accumulation units
 . End of period (000s omitted)................................      17     319
------------------------------------------------------------------------------
Delaware Premium Social Awareness Series Accumulation unit
 value
 . Beginning of period......................................... $10.000 $10.659
 . End of period...............................................  10.659  11.870
Number of accumulation units
 . End of period (000s omitted)................................      55     611
------------------------------------------------------------------------------
Delaware Premium Trend Series Accumulation unit value
 . Beginning of period......................................... $10.000 $10.854
 . End of period...............................................  10.854  18.244
Number of accumulation units
 . End of period (000s omitted)................................       7     878
------------------------------------------------------------------------------

                                                                  *1998    1999
-------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.101
 . End of period...............................................   10.101  10.588
Number of accumulation units
 . End of period (000s omitted)................................       37   1,473
-------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.605
 . End of period...............................................   10.605  14.360
Number of accumulation units
 . End of period (000s omitted)................................       43   2,654
-------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.106
 . End of period...............................................   10.106  14.210
Number of accumulation units
 . End of period (000s omitted)................................       13     628
-------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.389
 . End of period...............................................   10.389  10.677
Number of accumulation units
 . End of period (000s omitted)................................       64   1,770
-------------------------------------------------------------------------------
Lincoln National Bond Fund Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.095
 . End of period...............................................   10.095   9.631
Number of accumulation units
 . End of period (000s omitted)................................       46   1,260
-------------------------------------------------------------------------------
Lincoln National Money Market Fund Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.034
 . End of period...............................................   10.034  10.364
Number of accumulation units
 . End of period (000s omitted)................................      348   1,721
-------------------------------------------------------------------------------
Liberty Variable Trust Newport Tiger Fund Accumulation unit
 value
 . Beginning of period.........................................  $10.000 $ 9.923
 . End of period...............................................    9.923  16.441
Number of accumulation units
 . End of period (000s omitted)................................        2     186
-------------------------------------------------------------------------------
MFS Variable Trust Emerging Growth Series Accumulation unit
 value
 . Beginning of period.........................................  $10.000 $11.242
 . End of period...............................................   11.242  19.557
Number of accumulation units
 . End of period (000s omitted)................................        6   1,212
-------------------------------------------------------------------------------
MFS Variable Trust Research Series Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.586
 . End of period...............................................   10.586  12.928
Number of accumulation units
 . End of period (000s omitted)................................        8     631
-------------------------------------------------------------------------------
MFS Variable Trust Total Return Series Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.136
 . End of period...............................................   10.136  10.303
Number of accumulation units
 . End of period (000s omitted)................................       51   1,271
-------------------------------------------------------------------------------
MFS Variable Trust Utilities Series Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.244
 . End of period...............................................   10.244  13.213
Number of accumulation units
 . End of period (000s omitted)................................       67   1,277
-------------------------------------------------------------------------------

*These values do not reflect a full year's experience because they are calcu-lated for the period from the beginning of investment activity of the subaccounts (November 20) through December 31.

Because the new subaccounts AIM V.I. Capital Appreciation, Alliance Premier Growth Portfolio, Alliance Growth and Income Portfolio, Alliance Growth Portfo-lio, Alliance Technology Portfolio, AFIS Global Small Capitalization, AFIS Growth, AFIS International, AFIS Growth-Income, Delaware Premium Select Growth Series, Franklin Small Cap Securities, Franklin Mutual Share Securities, Tem-pleton Growth Securities, and Templeton International Securities which are available under the Contracts did not begin operation prior to December 31, 1999, financial information for the subaccounts is not included in this pro-spectus or the SAI.

Investment results

At times, the VAA may compare its investment results to various unmanaged in-dices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Results calculated without contingent deferred sales charges will be higher. Total re-turns include the reinvestment of all distributions, which are reflected in changes in unit value. The Money Market subaccount's yield is based upon in-vestment performance over a 7-day period, which is then annualized.

The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance. See the SAI for further information.

Financial statements

The financial statements of the VAA and the statutory-basis financial state-ments of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the enclosed card, or call 1-888-868-2583.

Lincoln National Life Insurance Co.

Lincoln Life was founded in 1905 and is organized under Indiana law. We are one of the largest stock life insurance companies in the United States. We are owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance, reinsurance and financial servic-es.

Variable annuity account (VAA)

On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabili-ties resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in ac-cordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. The VAA satisfies the definition of separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by Lincoln Life in addition to the contracts described in this Prospectus. The other annuity con-tracts supported by the VAA invest in the same portfolios of the fund as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect the performance of the subaccount.

Investments of the variable annuity account

You decide the subaccount(s) to which you allocate purchase payments. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The fund is required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

Investment advisors
The investment advisors of the funds are:

AIM Variable Insurance Funds ("AIM V.I. Funds"), managed by AIM Advisors,
Inc.

Alliance Variable Products Series Fund is managed by Alliance Capital Manage-ment, L.P.

American Funds Insurance Series is managed by Capital Research and Management Company.

Deutsche Asset Management VIT Funds (formerly the "BT Insurance Trust") man-aged by Bankers Trust Company.

Delaware Group Premium Fund ("Delaware Group"), managed by Delaware Management Company. The Social Awareness Series is sub-advised by Vantage Investment Ad-visors. The REIT Series is sub-advised by Lincoln Investment Management. The Emerging Markets Series is managed by Delaware International Advisers Ltd.

Variable Insurance Products Fund ("Fidelity VIP") and Variable Insurance Prod-ucts Fund III ("Fidelity VIP III") managed by Fidelity Management & Research Company.

Franklin Templeton Variable Insurance Products Trust--Franklin Small Cap is managed by Franklin Advisers, Inc.; Mutual Shares Securities is managed by Franklin Mutual Advisers, LLC; Templeton Growth Securities is managed by Tem-pleton Global Advisors Limited; Templeton International Securities is managed by Templeton Investment Counsel, Inc.

Liberty Variable Investment Trust ("Liberty Variable Trust") managed by Lib-erty Advisory Series Corp., and sub-advised by Newport Fund Management, Inc.

Lincoln National Bond Fund, Inc., and Lincoln National Money Market Fund, Inc., managed by Lincoln Investment Management, Inc.

Lincoln Investment Management has informed the funds to which it provides ad-visory services that it intends to merge into a newly created series of its affiliate, Delaware Management Business Trust, during the second or third quarter of 2000. Lincoln Investment Management does not expect the merger to result in any change in the level of advisory services that it currently pro-vides to these funds, although there may be some changes in, and additions to, personnel. See the prospectuses for these funds for more information.

MFS--Variable Insurance Trust ("MFS Variable Trust") managed by Massachusetts Financial Services Company.

As compensation for their services to the fund, the investment advisors re-ceive a fee from the fund, which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under the Purchase and Re-demption of Shares, in the Prospectus for the fund.

With respect to a fund, the advisor and/or distributor, or an affiliate there-of, may compensate Lincoln Life (or an affiliate) for administrative, distri-bution, or other services. Some funds may compensate us more than other funds. It is anticipated that such compensation will be based on assets of the par-ticular Fund attributable to the contracts along with certain other variable contracts issued or administered by Lincoln Life (or an affiliate). As of the date of this Prospectus, we were receiving compensation from each fund company except Delaware.

The funds' shares are issued and redeemed only in connection with variable an-nuity contracts and variable life insurance policies (mixed funding) issued through separate accounts of Lincoln Life and other life insurance companies (shared funding). The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. Nevertheless, the fund's Boards intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate ac-counts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices.

Description of the funds
Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund is registered as a diversified, open-end management investment company under the 1940 Act, except for the Del-aware Premium REIT Series and Delaware Premium Emerging Market Series, which are non-diversified. Diversified means not owning too great a percentage of the securities of any one company. An open-end company is one which, in this case, permits Lincoln Life to sell its shares back to the fund when you make a withdrawal, surrender the contract or transfer from one fund to another. Man-agement investment company is the legal term for a mutual fund. These defini-tions are very general. The precise legal definitions for these terms are con-tained in the 1940 Act.

Certain funds offered as part of this contract have similar investment objec-tives and policies to other portfolios managed by the advisor. The investment results of the funds, however, may be higher or lower than the other portfo-lios that are managed by the advisor or sub-advisor. There can be no assur-ance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio man-aged by the advisor or sub-advisor.

Following are brief summaries of the investment objectives and policies of the funds. Each fund is subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current Prospectus for the fund which is included in this booklet. Please be advised that there is no as-surance that any of the funds will achieve their stated objectives.

AIM V.I. Capital Appreciation Fund: Seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies. The investment advisor will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes as well as those that have experienced above average, long-term growth in earn-ings and have excellent prospects for future growth.

AIM V.I. Growth Fund: Seeks growth of capital primarily by investing in sea-soned and better capitalized companies considered to have strong earnings mo-mentum.

AIM V.I. International Equity Fund: Seeks to provide long-term growth of capi-tal by investing in a diversified portfolio of international equities whose issuers are considered to have strong earnings momentum.

AIM V.I. Value Fund: Seeks to achieve long-term growth of capital by investing primarily in equity securities judged by its investment advisor to be under-valued relative to the investment advisor's appraisal of the current or pro-jected earnings of the companies issuing the securities, or relative to the current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

Alliance Premier Growth Portfolio: Seeks long-term growth of capital by pursu-ing aggressive investment policies. The portfolio invests predominantly in the equity securities of a limited number of large, carefully selected, high-qual-ity U.S. companies that are judged likely to achieve superior earnings growth.

Alliance Growth and Income Portfolio: Seeks reasonable current income and rea-sonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio also may in-vest in fixed-income securities and convertible securities.

Alliance Growth Portfolio: Seeks to provide long-term growth of capital. Cur-rent income is only an incidental consideration. The portfolio invests primar-ily in equity securities of companies with favorable earnings outlooks, which have long-term growth rates that are expected to exceed that of the U.S. econ-omy over time.

Alliance Technology Portfolio: Seeks to emphasizes growth of capital and in-vests for capital appreciation. Current income is only an incidental consider-ation. The portfolio may seek income by writing listed call options. The port-folio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).

AFIS Global Small Capitalization Fund: Seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 bil-lion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

AFIS Growth Fund: Seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreci-ation through stocks. Investors in the fund should have a long-term perspec-tive and be able to tolerate potentially wide price fluctuations.

AFIS International Fund: Seeks to make your investment grow over time by in-vesting primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

AFIS Growth-Income Fund: Seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securi-ties which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

Deutsche VIT Equity 500 Index Fund: Seeks to match the performance of the stock market as represented by Standard & Poor's 500 Index, before fund ex-penses.

Delaware Premium Growth and Income Series: Seeks the highest possible total return by investing in stocks that exhibit the potential for growth while pro-viding higher than average dividend income.

Delaware Premium High Yield Series (formerly Delchester): Seeks total return and, as a secondary objective, high current income. The series invests in rated and unrated corporate bonds (including high-risk, high-yield bonds com-monly known as junk bonds), foreign bonds, U.S. government securities and com-mercial paper. An investment in this series may involve greater risks than an investment in a portfolio comprised primarily of investment-grade bonds.

Delaware Premium Emerging Markets Series: Seeks long-term growth by investing primarily in stocks of companies located or operating in emerging or develop-ing countries.

Delaware Premium REIT Series: Seeks to achieve maximum long-term total return by investing primarily in the securities of real estate investment trusts and real estate operating companies.

Delaware Premium Select Growth Series: Seeks long-term capital appreciation by primarily investing in common stocks of companies that have the potential for high earnings growth. Companies of any size are considered, as long as they are larger than $300 million in market capitalization.

Delaware Premium Small Cap Value Series: Seeks growth by investing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.

Delaware Premium Social Awareness Series: Seeks long-term growth by investing in stocks of mid-size and large companies expected to grow over time that also meet certain criteria of social responsibility.

Delaware Premium Trend Series: Seeks long-term growth by investing primarily in stocks of small companies and convertible securities of emerging and other growth-oriented companies.

Fidelity VIP Equity-Income Portfolio: Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capi-tal appreciation, seeking a yield that exceeds the composite yield on the se-curities comprising the Standard and Poor's 500 Index (S&P 500).

Fidelity VIP Growth Portfolio: Seeks long-term capital appreciation. The port-folio normally purchases common stocks.

Fidelity VIP Overseas Portfolio: Seeks long-term growth of capital by invest-ing primarily in foreign securities.

Fidelity VIP III Growth Opportunities Portfolio: Seeks capital growth by in-vesting primarily in common stocks.

Franklin Small Cap Securities Fund: Seeks long-term capital growth. It invests primarily in equity securities of U.S. small cap growth companies. Small cap companies are generally those with market cap values of less than $1.5 billion at time of purchase.

Franklin Mutual Shares Securities Fund: Seeks capital appreciation with income as a secondary goal. It invests primarily in equity securities of companies that the manager believes are available at market prices less than their actual value based on certain recognized or objective criteria.

Templeton Growth Securities Fund: Seeks long-term capital growth. It invests primarily in equity securities of companies in various nations throughout the world, including the U.S. and emerging markets.

Templeton International Securities Fund: Seeks long-term capital growth. It in-vests primarily in equity securities of companies outside the United States, including emerging markets.

Liberty Variable Trust Newport Tiger Fund: Seeks capital growth by investing primarily in the stocks of high quality international companies located in the nine "Tigers" of Asia: Hong Kong, China, Singapore, Malaysia, Thailand, Indone-sia, the Philippines, South Korea and Taiwan.

Lincoln National Bond Fund: Seeks maximum current income consistent with pru-dent investment strategy. The fund invests primarily in medium- and long-term corporate and government bonds.

Lincoln National Money Market Fund: Seeks maximum current income consistent with the preservation of capital. The fund invests in short-term obligations issued by U.S. corporations; the U.S. Government; and federally chartered banks and U.S. branches of foreign banks.

MFS Variable Trust Emerging Growth Series: Seeks to provide long-term growth by investing primarily in the common stocks of companies the managers believe are in the early stages of their life cycle but which have the potential to become major enterprises.

MFS Variable Trust Research Series: Seeks long-term growth and future income by investing primarily in equity companies believed to possess better than average prospects for long-term growth. A committee of investment research analysts se-lects the securities for the fund, with individual analysts responsible for choosing securities within an assigned industry.

MFS Variable Trust Total Return Series: Seeks to provide above-average income consistent with the prudent employment of capital and to provide a reasonable opportunity for capital growth and income. The fund invests in a broad range of securities, including short-term obligations, and may be diversified not only by company and industry, but also by security type.

MFS Variable Trust Utilities Series: Seeks capital growth and current income by investing the majority of its assets in equity and debt securities of both do-mestic and foreign companies in the utilities industry.

Fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the ap-propriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to trans-fer all or part of your investment from one subaccount to another, we may re-deem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insur-ance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to dif-ferences in redemption rates or tax treatment, or other considerations, the in-terest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospec-tuses for the funds.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

Reinvestment of dividends and capital gain distributions
All dividends and capital gain distributions of the funds are automatically re-invested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as addi-tional units, but are reflected as changes in unit values.

Addition, deletion or substitution of investments
We reserve the right, within the law, to add, delete and substitute series and/or funds within the VAA. We may also add, delete, or substitute series or funds only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners. This substitution might occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inap-propriate, in the judgment of our management, for the purposes of the contract. We cannot substitute shares of one fund for another without the approval by the SEC. We will also notify you.

Charges and other
deductions

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for pro-viding the benefits payable thereunder. More particularly, our administrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, account rebalancing and automatic withdrawal services), maintaining records, administering annuity payouts, furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing con-tract confirmations, providing toll-free inquiry services and furnishing tele-phone fund transfer services. The risks we assume include: the risk that annuitants receiving annuity payouts under contract live longer than we as-sumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that more owners than expected will qualify for waivers of the surrender charge; and the risk that our costs in providing the services will exceed our revenues from the contract charges (which we cannot change). The amount of a charge may not necessarily corre-spond to the costs associated with providing the services or benefits indi-cated by the description of the charge. For example, the surrender charge col-lected may not fully cover all of the sales and distribution expenses actually incurred by us.

Deductions from the VAA for Lincoln ChoicePlus
We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.40% of the average daily net assets. The charge consists of a 0.15% administrative charge and a 1.25% mortality and expense risk charge.

Surrender charge
A surrender charge applies (except as described below) to surrenders and with-drawals of purchase payments that have been invested for the periods indicated as follows:

                                                       Number of complete
                                                       contract years that a
                                                       purchase payment
                                                       has been invested
----------------------------------------------------------------------------
                                             Less than
                                              One year          At Least
Surrender charge as a percentage of the             7%    1 2 3 4 5 6 7+
 surrendered or withdrawn purchase payments                6 5 4 3 2 1 0

(An account fee will be deducted and any market value adjustment will be made before the deduction of the surrender charge.)

A surrender charge does not apply to:

1. A surrender or withdrawal of purchase payments that have been invested for at least seven full contract years;

2. Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to 15% of purchase payments;

3. Electing an annuity option available within the contract;

4. When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;

5. A surrender amount equal to a maximum of 75% of the contract value as a re-sult of 180 days of continuous confinement of the contractowner in an ac-credited nursing home or equivalent health care facility subsequent to the effective date of the contract;

6. A surrender of the contract as a result of the death of the contractowner, joint owner or annuitant.

7. A surrender of a contract or withdrawal of contract value of a contract is-sued to employees and registered representatives of any member of the sell-ing group and their spouses and minor children, or to officers, directors, trustees or bona-fide full-time employees of Lincoln Financial Group, AIM, Alliance Capital, The Capital Group, Bankers Trust, Fidelity Management and Research Company, Franklin Advisors, Inc., Franklin Mutual Advisors, LLC, Templeton Global Advisors Limited, Templeton Investment Counsel, Inc., Lib-erty Advisory Services Corp. and MFS Investment Management or any of their affiliated or managed companies (based upon contractowner's status at the time the contract was purchased.).

For purposes of calculating the surrender charge on withdrawals on contracts where the contractowner is not a Charitable Remainder Trust, Lincoln Life as-sumes that:

a. the free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

b. Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the fol-lowing order:
  1. from purchase payments (on a FIFO basis) until exhausted; then
  2. from earnings.

c. On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the fol-lowing order:

  1. from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
  2. from earnings until exhausted; then
  3. from purchase payments (on a FIFO basis) to which a surrender charge still applies.

In some states paragraph c does not apply and paragraph b continues to apply after the seventh anniversary of the contract.

For purposes of calculating the surrender charge on withdrawals on contracts where the contractowner is a Charitable Remainder Trust, Lincoln Life assumes that:

a. the free amount will be withdrawn from purchase payments on a FIFO basis.

b. Any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1. from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
  2. from earnings until exhausted; then
  3. from purchase payments (on a FIFO basis) to which a surrender charge still applies.

The surrender charge is calculated separately for each contract year's purchase payments to which a charge applies. The surrender charges associated with sur-render or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

If the contractowner is a corporation or other non-individual (non-natural per-son), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.

Account fee
During the accumulation period, we will deduct $35 from the contract value on each contract anniversary to compensate us for the administrative services pro-vided to you; this $35 account fee will also be deducted from the contract value upon surrender. This fee may be lower in certain states, if required. The account fee will be waived for any contract with a contract value that is greater than $100,000.

Transfer fee
We reserve the right to impose a $10 fee for the 13th and each additional transfer during any contract year. Automatic dollar cost averaging and auto-matic rebalancing transfers are not included in the limit of twelve transfers.

Rider charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. See the rider for any applicable fee or expense.

Deductions for premium taxes
Any premium tax or other tax levied by any government entity as a result of the existence of the contracts of the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administration interpretation or by judicial action. These premium taxes gener-ally depend upon the law of your state of residence. The tax ranges from 0% to 5%.

Other charges and deductions
There are deductions from and expenses paid out of the assets of the underlying fund that are more fully described in the Prospectus for the fund.

Additional information
The administrative and surrender charges and the account fees described previ-ously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribu-tion and/or administrative expenses, or that we perform fewer sales or adminis-trative services than those originally contemplated in establishing the level of those charges.

The contracts

Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales rep-resentative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a con-tract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.

When a completed application and all other information necessary for processing a purchase order is received, an initial purchase payment will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be com-pleted within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is com-plete, the initial purchase payment must be priced within two business days.

Who can invest
To apply for a contract, you must be of legal age in a state where the con-tracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The contractowner cannot be older than age 85 at the time of application. The maximum annuitization age is 90.

Purchase Payments
Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000 for nonqualified contracts and
Section 403(b) transfers/rollovers to IRAs; and $2,000 for qualified con-tracts. The minimum annual amount for additional purchase payments for non-qualified and qualified contracts is $100. There is no set maximum for addi-tional purchase payments. However, purchase payments in excess of $1,000,000 require pre-approval by Lincoln Life. If you stop making purchase payments for three consecutive years, and the annuity account value decreases to less than $1,000, we may terminate the contract as allowed by your state's non-forfei-ture law for deferred annuities and pay the contractowner an adjusted annuity account value.

We will notify the contractowner at least 30 days in advance of the intended action. During the notification period, the contractowner may make additional purchase payments to meet the minimum value requirements and to avoid cancel-lation of the contract.

Valuation date
Accumulation and annuity units will be valued once daily at the close of trad-ing (currently, normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of purchase payments
Purchase payments are placed into the VAA's subaccounts, each of which invests in shares of its corresponding fund, according to your instructions.

The minimum amount of any purchase payment that can be put into any one vari-able subaccount is $50, or $2,000 for a fixed account. No allocation can be made that would result in a variable subaccount of less than $50, or that would result in a fixed account of less than $2,000. Upon allocation to a subaccount, purchase payments are converted into accumulation units. The num-ber of accumulation units credited is determined by dividing the amount allo-cated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the ac-cumulation unit value computed on the next valuation date. The number of accu-mulation units determined in this way is not changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumu-lation unit will vary depending not only upon how well the underlying fund's investment perform, but also upon the expenses of the VAA and the underlying funds.

Valuation of accumulation units
Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing each purchase payment by the value of an accumulation unit for the valuation period during which the purchase payment is allocated to the VAA. The accumulation unit value for each subaccount was or will be es-tablished at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

(1) The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

(2) The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may in-clude a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

(3) The result of (2) is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period.

Transfers between subaccounts on or before the annuity commencement date
You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. We reserve the right to impose a $10 fee for transfers after the first 12 times during a contract year.

The minimum amount that may be transferred between subaccounts is $50 per subaccount. If the transfer from a subaccount would leave you with less than $50 in the subaccount, we may transfer the entire balance of the subaccount. Transfers will also be subject to any restrictions that may be imposed by the funds themselves.

A transfer request may be made in writing to our home office or, if a Tele-phone Exchange Authorization form (available from us) is on file with us, by a toll-free telephone call or by the Lincoln Life internet site. In order to prevent unauthorized or fraudulent telephone transfers, we may require the caller to provide certain identifying information before we will act upon their in-structions. We may also assign the contractowner a Personal Identification Num-ber (PIN) to serve as identification. We will not be liable for following tele-phone instructions we reasonably believe are genuine. Telephone requests may be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date. Telephone transfers will be proc-essed on the valuation date that they are received when they are received at our customer service center before 4 p.m. New York time.

When thinking about a transfer of contract value, you should consider the in-herent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. Lincoln Life may refuse to permit more than twelve transfers in any year and may modify the transfer provisions of the contract. This contract is not designed for pro-fessional market timing organizations or other entities using programmed and frequent transfers.

Repeated patterns of frequent transfers are disruptive to the operation of the sub-accounts, and should Lincoln Life become aware of such disruptive practic-es, Lincoln Life may refuse to permit more than 12 transfers in any year and may modify the transfer provisions of the contract.

Payment or transfer may be delayed as permitted by the 1940 Act.

Transfers to and from a fixed account on or before the annuity commencement date
You may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $50 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer all or any part of the contract value from a fixed ac-count to the various subaccount(s) except that the sum of the percentages of a fixed account transferred is limited to 15% of the value of that fixed account in any contract year.

Currently, there is no charge to you for a transfer. However, we reserve the right to impose a charge in the future for any transfers in excess of 12 times per contract year. Transfers of all or a portion of a fixed account (other than dollar cost averaging) may be subject to MVA.

Payment or transfer may be delayed as permitted by the 1940 Act.

Transfers after the annuity commencement date
You may transfer all or a portion of your investment in one subaccount to an-other subaccount in the VAA or to the fixed side of the contract. Those trans-fers will be limited to three times per contract year. Currently, there is no charge for those transfers. However, we reserve the right to impose a charge. No transfers are allowed from the fixed side of the contract to the subaccounts.

Death benefit
You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

If the contractowner, joint owner or annuitant dies before the annuity com-mencement date, the death benefit will be equal to the greatest of: the con-tract value for the valuation period during which the death benefit election becomes effective; the sum of all purchase payments less the sum of all with-drawals; or the highest contract value as of any contract anniversary occurring on or before the 80th birthday of the deceased person upon whose death the death benefit is payable; increased by the sum of purchase payments made since such contract anniversary and decreased by the sum of all partial withdrawals, partial annuitizations, and premium tax deductions made since such contract an-niversary.

The amount of the death benefit will be determined as of the date on which we receive all of the following requirements: (1) proof, satisfactory to us, of the death of the contractowner, joint owner or annuitant; (2) written election of a method of settlement; and (3) any other required claim forms, fully com-pleted.

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.

Upon the death of the contractowner, a death benefit will be paid to the bene-ficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. Upon the death of an annuitant who is not the contractowner or joint owner, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). If the contractowner is a corporation or other non-individual (non-natural person), the death of the an-nuitant will be treated as death of the contractowner.

If there are joint owners, upon the death of the first contractowner, Lincoln Life will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the prima-ry, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner he/she may continue the contract as a sole contractowner. Upon the death of the spouse who continues the contract, Lincoln Life will pay a death benefit to the designated benefi-ciary.

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as contractowner.

Upon the death of a contractowner, joint owner or annuitant, if the surviving spouse continues the contract, any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value will be credited to the contract. This provision ap-plies only one time for each contract.

If an annuitant who is not the contract owner or a joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alterna-tively, a death benefit may be paid to the contractowner and joint owner, if applicable in equal shares, provided the annuitant named on this contract has not been changed (except within the first 30 days after the contract is issued or upon the death of a prior annuitant). Notification of the election of this death benefit must be received by Lincoln Life within 75 days of the death of the annuitant. If no contractowner is living on the date of death of the annu-itant, the death benefit will be paid to the beneficiary. The contract termi-nates when any death benefit is paid due to the death of the annuitant. A death benefit payable on the death of the annuitant will not be paid if the annuitant has been changed later than 30 days subsequent to the effective date of this contract, unless the change occurred because of the death of a prior annuitant.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary.

  1. If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or
  2. If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

Unless the contractowner has already selected a settlement option, the benefi-ciary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

The death benefit payable on the death of the annuitant will be distributed in either a lump sum or under an annuity payout. The annuity payout must be se-lected within 60 days after Lincoln Life has approved the death claim.

If a lump sum settlement is requested, the proceeds will be mailed within seven days of receipt of satisfactory claim documentation as discussed previ-ously, subject to the laws and regulations governing payment of death bene-fits. This payment may be postponed as permitted by the Investment Company Act of 1940.

If the annuitant dies after the annuity commencement date, the death benefit, if any, will be paid based on the annuity option selected. Lincoln Life will require proof of the annuitant's death. Under any option providing guaranteed payouts, the number of payouts which remain unpaid at the annuitant's death (or surviving annuitant's death in the case of a joint life annuity) will be paid to the beneficiary as payouts become due.

Surrenders and withdrawals
Before the annuity commencement date, we will allow the surrender of the con-tract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend upon the annuity option you select.

The amount available upon the surrender/withdrawal is the cash surrender value (contract value, plus or minus any market value adjustment, less any applica-ble surrender charges, account fees and premium tax charges) at the end of the valuation period during which the written request for surrender/withdrawal is received at the home office. Unless a request for withdrawal specifies other-wise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. The maximum amount which can be withdrawn without incurring any surrender charges is explained under charges and other deduc-tions. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax matters.

We may terminate the contract, if your purchase payment's frequency or your contract's value falls below your state's minimum standards.

Delay of payments
Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when the market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners.

Reinvestment privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned. This elec-tion must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representa-tion must be made that the proceeds being used to make the purchase have re-tained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent re-investment purchase as separate transactions. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.

Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

Commissions
The commissions paid to dealers are a maximum of 7.0% of each purchase pay-ment. In some instances, commissions on deposits may be lowered by as much as 2.50% and replaced by a commission of up to .65% of annual contract values. Lincoln Life will incur all other promotional or distribution expenses associ-ated with the marketing of the contracts. These commissions are not deducted from purchase payments or contract value, they are paid by us.

Ownership
The Owner on the date of issue will be the person designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a Joint Owner. Joint owner(s) shall be treated as having equal, undivided interests in the contract, including rights of survivorship. Either joint owner, independently of the other, may exercise any ownership rights in the contract.

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. Non-qualified contracts may not be collater-ally assigned. We assume no responsibility for the validity or effect of any assignment, an assignment affects the death benefit calculated under our con-tract. Consult your tax advisor about the tax consequence of an assignment.

Contractowner questions
The obligations to purchasers under the contracts are those of Lincoln Life. Questions about your contract should be directed to us at 1-888-868-2583.

Annuity payouts
When you apply for a contract, you may select any annuity commencement date permitted by law which is usually on or before the contractowner's 90th birth-day. (Please note the following exception: Contracts issued under qualified employee pension and profit-sharing trusts [described in the Section 401(a) and tax exempt under Section 501(a) of the tax code] and qualified annuity plans [described in Section 403(a) of the tax code], including H.R. 10 trusts and plans covering self-employed individuals and their employees, provide for annuity payouts to start at the date and under the option specified.)

The contract provides optional forms of payouts of annuities (annuity op-tions), some of which are payable on a variable basis, fixed basis or a combi-nation of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity. You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Fol-lowing are explanations of the annuity options available.

Annuity options

Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficia-ries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The guarantee period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a joint annuitant. The payouts continue during the lifetime of the survivor.

Joint Life and Two-Thirds Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annu-itant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a joint annuitant. The payout continues during the lifetime of the survivor. The designated period is elected by the contractowner.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option fur-ther provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Life Annuity with Unit Refund. This option offers variable annuity benefit payments that will be made for the lifetime of the annuitant with the guaran-tee that upon death, should (a) the number of annuity units purchased, as de-termined by dividing the total dollar amount applied to purchase this option by the annuity unit value at the annuity commencement date be greater than (b) the number of annuity units paid in each variable annuity benefit payment mul-tiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the number of annuity units determined by (a) minus
(b) will be made. The refund payment value will be determined using the annu-ity unit value on the date the death claim is approved by us and payment is made after Lincoln Life is in receipt of: (1) proof, satisfactory to Lincoln Life, of the death; (2) written authorization for payment; and (3) all claim forms, fully completed.

Life Annuity with Cash Refund. This option offers fixed annuity benefit pay-ments that will be made for the lifetime of the annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made after Lincoln Life is in receipt of: (1) proof, satisfactory to Lincoln Life, of the death; (2) written authorization for payment; and (3) all claim forms, fully completed.

General information
Under the options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. Options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applica-ble. The mortality and expense risk charge and the charge for administrative services will be assessed on all variable annuity payouts, including options that may be offered that do not have a life contingency and therefore no mor-tality risk.

The annuity commencement date is usually on or before the contractowner's 90th birthday. You may change the annuity commencement date, change the annuity op-tion or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If you have not already chosen an annuity payout option, the beneficiary of the death benefit may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, vari-able or combination fixed and variable basis, in proportion to the account al-location at the time of annuitization) except when a joint life payout is re-quired by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to your beneficiary as payouts become due.

Variable annuity payouts
Variable annuity payouts will be determined using:

1. The contract value on the annuity commencement date;

2. The annuity tables contained in the contract;

3. The annuity option selected; and

4. The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

We assume an investment return of 4% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will de-pend upon how the underlying fund(s) perform, relative to the 4% assumed rate. If the actual net investment rate (annualized) exceeds 4%, the annuity payout will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than 4% annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.

Fixed side of the contract

Purchase payments allocated to the fixed side of the contract become part of Lincoln Life's general account, and do not participate in the investment expe-rience of the VAA. The general account is subject to regulation and supervi-sion by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment com-pany under the 1940 Act. Accordingly, neither the general account nor any in-terests in it are regulated under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the dis-closures which are included in this Prospectus which relate to our general ac-count and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in Prospectuses. This Pro-spectus is generally intended to serve as a disclosure document only for as-pects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regard-ing the fixed side of the contract are in the contract.

We guarantee an interest rate of not less than 3.0% per year on amounts held in a fixed account. Any amount withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to a MVA (see market value adjustment below) and Charges and other deductions Surrender charge. The Market Value Adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer to an amount less than the initial amount allocated or transferred to a fixed account plus interest of 3.0% per year, less surrender charges and account fees, if any.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION, CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

Guaranteed periods
The owner may allocate purchase payments to one or more fixed accounts with guaranteed periods of 1, 3, 5, 7, or 10 years. Lincoln Life may offer a fixed account for a period of less than one year for the purpose of dollar cost av-eraging. Each purchase payment allocated to a fixed account will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed ac-count. A fixed account guarantee period ends on the date after the number of calendar years in the fixed account's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the annual effective rate determined on the first day of the fixed account guaranteed period. Amounts transferred or withdrawn from a fixed account prior to the end of the guaran-teed period will be subject to the MVA. Each guaranteed period purchase pay-ment amount will be treated separately for purposes of determining any appli-cable market value adjustment. Any amount withdrawn from a fixed account may be subject to any applicable surrender charges, account fees or premium taxes.

Lincoln Life will notify the contractowner in writing at least 60 days prior to the expiration date for any guaranteed period amount. A new fixed account guaranteed period of the same duration as the previous fixed account guaran-teed period will begin automatically at the end of the previous guaranteed pe-riod, unless Lincoln Life receives, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed account or to a variable subaccount from among those being offered by Lincoln Life. Transfers of any guaranteed period amount which become effective upon the date of expi-ration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.

Market value adjustment

Any surrender or transfer of a fixed account guaranteed period amount before the end of the guaranteed period (other than Dollar Cost Averaging transfers) will be subject to a market value adjustment (MVA). A surrender or transfer effective upon the expiration date of the guaranteed period will not be sub-ject to an MVA. The MVA will be applied to the amount being surrendered or transferred. The MVA will be applied after the deduction of any applicable ac-count fees and before any applicable surrender or transfer charges. In gener-al, the MVA reflects the relationship between the index rate in effect at the time a purchase payment is allocated to a fixed account's guaranteed period under the contract and the index rate in effect at the time of the purchase payment's surrender or transfer. It also reflects the time remaining in the fixed account's guaranteed peri-od. If the index rate at the time of the surrender or transfer is lower than the index rate at the time the purchase payment was allocated, then the appli-cation of the MVA will generally result in a higher payment at the time of the surrender or transfer. Similarly, if the index rate at the time of surrender or transfer is higher than the index rate at the time of the allocation of the purchase payment, then the application of the MVA will generally result in a lower payment at the time of the surrender or transfer. The index rate is pub-lished by the Federal Reserve Board.

The MVA is calculated by multiplying the transaction amount by:

                                    (1+A)n
                      -1             ----
                                    (1+B)n

where:
A = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

B = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount's guaranteed period, determined at the time of surrender or trans-fer, plus a 0.50% adjustment (unless otherwise limited by applicable state law). If Index Rates "A" and "B" are within .25% of each other when the index rate is determined, no such percentage adjusted to "B" will be made, unless required by state law. This adjustment builds into the formula a factor repre-senting direct and indirect costs to Lincoln Life associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.50% has been added to the denominator of the formula because it is antic-ipated that a substantial portion of applicable general account portfolio as-sets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surren-ders), the market price may be lower. Accordingly, even if interest rates de-cline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no MVA.

N = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 X (73 divided by 365) = 1.2 years)

Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the MVA.

Additional adjustments may be included in this calculation that can positively or negatively affect the MVA. The adjustments represent the direct and indi-rect costs Lincoln Life can incur due to the liquidation of general account assets in order to satisfy surrender requests.

Federal tax matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes un-certain. The Federal income tax rules may vary with your particular circum-stances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of nonqualified annuities
This part of the discussion describes some of the Federal income tax rules ap-plicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA.

Tax deferral on earnings
The Federal income tax law generally does not tax any increase in your con-tract value until you receive a contract distribution. However, for this gen-eral rule to apply, certain requirements must be satisfied:

 . An individual must own the contract (or the tax law must treat the contract as owned by an individual).

 . The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

 . Your right to choose particular investments for a contract must be limited.

 . The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts not owned by the individual
If a contract is owned by an entity (rather than an individual), the tax code generally does not treat it as an annuity contract for Federal income tax pur-poses. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earn-ings are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its em-ployees.

Investments in the VAA must be diversified
For a contract to be treated as an annuity for Federal Income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately di-versified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment op-tions will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions
Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to exist-ing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.

Age at which annuity payouts begin
Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that the annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is pos-sible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxable on the ex-cess of the contract value over the purchase payments of the contract.

Tax treatment of payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.

Taxation of withdrawals and surrenders
You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income. A higher rate of tax is paid on ordi-nary income than on capital gains. You will pay tax on a surrender to the ex-tent the amount you receive exceeds your purchase payments. In certain circum-stances, your purchase payments are reduced by amounts received from your con-tract that were not included in income.

Taxation of annuity payouts
The tax code imposes tax on a portion of each annuity payout (at ordinary in-come tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount of the purchase payments in the contract has been received, the amount not received generally will be deductible.

Taxation of death benefits
We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

 . Death prior to the annuity commencement date

  . If the beneficiary receives death benefits under an annuity payout op-tion, they are taxed in the same manner as annuity payouts.

  . If the beneficiary does not receive death benefits under an annuity pay-out option, they are taxed in the same manner as a withdrawal.

 . Death after the annuity commencement date

  . If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are included in income.

  . If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase not previously received.

Penalty taxes payable on withdrawals, surrenders or annuity payouts
The tax code may impose a 10% penalty tax on any distribution from your con-tract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdraw-als, surrenders or annuity payouts that:

 . You receive on or after you reach age 59 1/2,

 . You receive because you became disabled (as defined in the tax law),

 . A beneficiary receives on or after your death, or

 . You receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special rules if you own more than one annuity contract
In certain circumstances, you must combine some or all of the nonqualified an-nuity contracts you own in order to determine the amount of an annuity payout, a surrender or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insur-ance company (or its affiliates) during any calendar year the tax code treats all such contracts as one contract. Treating two or more contracts as one con-tract could affect the amount of a surrender, a withdrawal or an annuity pay-out that you must include in income and the amount that might be subject to the penalty tax described above.

Loans and assignments
Except for certain qualified contracts, the tax code treats any amount re-ceived as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion.

Gifting a contract
If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value to the extent that it exceeds your purchase pay-ments not previously received, the new owner's purchase payments in the con-tract would then be increased to reflect the amount included in your income.

Loss of interest deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an indi-vidual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses. This disallowance does not apply if you pay tax on the annual increase in the contract value. Entities that are considering purchasing a contract, or enti-ties that will benefit from someone else's ownership of a contract, should consult a tax advisor.

Qualified retirement plans

We have also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Con-tracts issued to or in connection with a qualified retirement plan are called "qualified contracts". We issue contracts for use with different types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax advisor.

Types of qualified contracts and terms of contracts
Currently, we issue contracts in connection with the following types of quali-fied plans:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

We may issue contracts in connection with the following types of qualified plans:

 . Simplified Employee Pensions ("SEPs")

 . Savings Incentive Matched Plan for Employees ("Simple 401(k) plans")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit sharing plans ("401(a)") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

We may issue a contract for use with other types of qualified plans in the fu-ture.

We will amend contracts to be used with a qualified plan as generally neces-sary to conform to tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we con-sent.

Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified con-tracts vary with the type of plan and contract. For example,

 . Federal tax rules limit the amount of purchase payments that can be made and the tax deduction or exclusion that may be allowed for the purchase pay-ments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensa-tion.

 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the an-
  nuitant must begin receiving
 payments from the contract in certain minimum amounts by a certain age, typi-cally age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA.

 . Loans are allowed under certain types of qualified plans, but Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan dura-tion, and the manner of repayment. Your contract or plan may not permit loans.

Tax treatment of payments
Federal income tax rules generally include distributions from a qualified con-tract in the recipient's income as ordinary income. These taxable distribu-tions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts the total amount received is in-cluded in income since a deduction or exclusion from income was taken for pur-chase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a min-imum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on the amount received from the qualified contract that must be included in income. The tax code does not im-pose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender or annuity payout:

 . received on or after the annuitant reaches age 59 1/2,

 . received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),

 . received as a series of substantially equal periodic payments for the annuitant's life (or life expectancy), or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally ap-ply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and direct rollovers
In many circumstances, money may be moved between qualified contracts and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, you may suffer adverse Federal income tax consequences, including paying taxes which might not otherwise have had to be paid. A qualified advisor should al-ways be consulted before you move or attempt to move funds between any quali-fied plan or contract and another qualified plan or contract.

The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or (b) plans, HR 10 plans, and contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans). The direct rollover rules require that we withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount unless you elect to have the amount directly transferred to certain qualified plans or contracts. Before we send a rollover distribution, we will provide the re-cipient with a notice explaining these requirements and how the 20% withhold-ing can be avoided by electing a direct rollover.

Federal income tax withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender or annuity payout is requested, we will give the recipient an explanation of the withholding requirements.

Tax status of Lincoln Life
Under existing Federal income tax laws, Lincoln Life does not pay tax on in-vestment income and realized capital gains of the VAA. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal in-come taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

Changes in the law
The above discussion is based on the tax code, IRS regulations, and interpre-tations existing on the date of this Prospectus. However, Congress, the IRS and the courts may modify these authorities, sometimes retroactively.

Voting rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the fund.

The voting will be done according to the instructions of contractowners who have interests in the subaccounts which invest in classes of funds. If the 1940 Act or any regulation under it should be amended or if present interpre-tations should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by ap-plying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting inter-est in a subaccount will receive proxy voting material, reports and other ma-terials relating to the trust. Since the fund engages in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Sale of fund shares by the fund.

Distribution of the contracts

Lincoln Life is the distributor and principal underwriter of the contracts. Under an agreement with Lincoln Life, Delaware Distributors, L.P. ("DDLP") will act as wholesaler and will assist Lincoln Life in forming the selling group. DDLP will also perform certain enumerated marketing and ancillary func-tions in support of the selling group. The contracts will be sold by our prop-erly licensed registered representatives of independent broker-dealers which in turn have selling agreements with Lincoln Life and have been licensed by state insurance departments to represent us. Included among these broker-deal-ers is Lincoln Financial Advisors (LFA). LFA is affiliated with us and in ad-dition to selling our contracts, may also act as a principal underwriter for certain other contracts issued by us. Lincoln Life will offer the contracts in all states it is licensed to do business.

Return Privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 7866, 1300 South Clinton Street, Fort Wayne, Indiana 46801. A con-tract canceled under this provision will be void. With respect to the fixed portion of a contract, we will return purchase payments. With respect to the VAA, except as explained in the following paragraph, we will return the con-tract value as of the date of receipt of the cancellation, plus any premium taxes which had been deducted. No surrender charge will be assessed. A pur-chaser who participates in the VAA is subject to the risk of a market loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the pur-chase payment(s).

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are re-sponsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Mar-ket Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing infor-mation required by that Act or any other applicable law or regulation.

Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further informa-tion about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are sum-maries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our ad-vertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

Legal proceedings
Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of those proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will not have a material adverse effect on the financial position of Lincoln Life.

Lincoln Life is presently defending several lawsuits in which Plaintiffs seek to represent national classes of policyholders in connection with alleged fraud, breach of contract and other claims relating to the sale of interest-sensitive universal and participating whole life insurance policies. As of the date of this prospectus, the courts have not certified a class in any of the suits. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. Although the relief sought in these cases is sub-stantial, the cases are in the preliminary stages of litigation, and it is pre-mature to make assessments about potential loss, if any. Management is defend-ing these suits vigorously. The amount of liability, if any, which may ulti-mately arise as a result of these suits cannot be reasonably determined at this time.

Statement of Additional
Information
Table of contents for Lincoln Life Variable Annuity
Account N
(Lincoln ChoicePlus)

                                                                 Item
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General information and history of Lincoln Life                   B-1
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Special terms                                                     B-1
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Services                                                          B-1
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Principal underwriter                                             B-2
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For a free copy of the SAI please see page one of this booklet.
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Purchase of securities being offered                              B-2
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Calculation of investment results                                 B-2
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Annuity payouts                                                   B-6
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Advertising and sales literature                                  B-7
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Financial statements                                             B-10

 ................................................................................
Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N (ChoicePlus).

                                 (Please Print)

Name: _________________________  Social Security No.: __________________________

Address: _______________________________________________________________________

City  State  Zip

Mail to Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, In-diana 46801

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